UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2013

Item 1: Report(s) to Shareholders.

Schwab S&P 500 Index Portfolio

Annual report dated December 31, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

U.S. stocks generated some of their best calendar-year performances in more than a decade during the 12-month reporting period ended December 31, 2013, with the S&P 500 Index returning 32.4%. Low interest rates and a generally improving U.S. economy helped to make this performance possible, as did relative stability in the euro zone.

In an effort to stimulate U.S. economic growth, the Federal Reserve (the Fed) attempted to keep interest rates low. These efforts seemed to play a supportive role, making financing more affordable for businesses and households, while propping up stocks in the process. With the economy showing encouraging signs of improvement as the year progressed, the Fed announced plans to begin “tapering” some of its stimulative policies in 2014. Bond yields and stock market volatility rose in anticipation of this announcement, but the S&P 500 Index quickly overcame these obstacles.

Within the index, Consumer Discretionary and Health Care stocks were some of the better performers, while Telecommunication Services and Utilities stocks underperformed by comparison. In addition, stocks in the Telecommunication Services, Consumer Staples, and Utilities sectors performed well early in the year. However, in May and June, dividend-paying stocks in these three sectors began to underperform as bond yields rose in reaction to concerns about a potential policy shift by the Fed.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/2013

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

32.39%	S&P 500® Index: measures U.S. large-cap stocks

38.82%	Russell 2000® Index: measures U.S. small-cap stocks

22.78%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.02%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.05%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab S&P 500 Index Portfolio 1

Portfolio Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Mr. Juwono replaced Larry Mano as co-manager of the portfolio during the reporting period.

Ron Toll, Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Mr. Toll has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1998. His previous roles include serving as a manager in Portfolio Operations, and as a manager in Portfolio Operations and Analytics.

2 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

The Schwab S&P 500 Index Portfolio (the portfolio) seeks to track the total return of the S&P 500 Index (the index), which includes the stocks of the 500 leading U.S. publicly traded companies from a broad range of industries. To pursue its investment objective, the portfolio uses a replication investment approach and generally gives the same weight to a given stock as does the index. For more information concerning the portfolio’s investment objective, strategy, and risks, please see the portfolio’s prospectus.

The portfolio returned 32.06% for the 12-month reporting period that ended December 31, 2013, compared with the index, which returned 32.39%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the portfolio and not the index.

Market Highlights. Large-cap U.S. stocks generated some of their best calendar-year returns in more than a decade, with the S&P 500 Index repeatedly setting new record highs. An environment of low interest rates that made borrowing more affordable for businesses and households helped to make this performance possible, as the Federal Reserve (Fed) maintained policies designed to keep interest rates low to support economic growth. However, with modest improvements in the economy, the Fed announced plans to begin “tapering” its stimulative policies in 2014.

Contributors and Detractors. The Financials sector was the biggest contributor to the portfolio’s total return. Financials stocks comprised an average weight of approximately 16% of the portfolio, and returned approximately 36%, representing the reasons behind this sector’s contribution to the portfolio’s total return. One significant contributor in this sector was J.P. Morgan Chase & Co., a diversified financial services company. The portfolio’s J.P. Morgan Chase & Co. holdings returned approximately 37% for the 12-month reporting period.

The Health Care sector, which represented an average weight of approximately 13% of the portfolio, also provided a meaningful total return contribution. The portfolio’s Health Care stocks returned approximately 42%, reflecting the overall performance of companies involved with health care equipment and services, pharmaceuticals, biotechnology, or life sciences. One significant contributor in this sector was Johnson & Johnson, a company involved in biotechnology and pharmaceutical products. The portfolio’s Johnson & Johnson holdings generated a total return of approximately 35%.

Stocks in the Telecommunication Services sector generated solid returns for the portfolio, but were the weakest overall contributors to total return. The Telecommunication Services sector represented an average weight of slightly less than 3% of the portfolio, and returned approximately 12%. One significant detractor in this sector was CenturyLink Inc., an integrated communications company. The portfolio’s CenturyLink Inc. holdings returned approximately -13%.

Utilities stocks generated solid returns for the portfolio, but were also relatively weak total return contributors. The Utilities sector represented an average weight of slightly more than 3% of the portfolio, and returned approximately 13%. One significant detractor in this sector was FirstEnergy Corp., a diversified energy company. The portfolio’s FirstEnergy Corp. holdings returned approximately -17%.

As of 12/31/13:

 Statistics

Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	$120,039
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	2%

 Sector Weightings % of Investments

Information Technology	18.2%
Financials	15.8%
Health Care	12.7%
Consumer Discretionary	12.3%
Industrials	10.7%
Energy	10.0%
Consumer Staples	9.5%
Materials	3.4%
Utilities	2.9%
Telecommunication Services	2.2%
Other	2.3%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Apple, Inc.	3.0%
Exxon Mobil Corp.	2.6%
Google, Inc., Class A	1.9%
Microsoft Corp.	1.7%
General Electric Co.	1.7%
Johnson & Johnson	1.5%
Chevron Corp.	1.4%
The Procter & Gamble Co.	1.3%
JPMorgan Chase & Co.	1.3%
Wells Fargo & Co.	1.3%
Total	17.7%

Management views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[1]	This list is not a recommendation of any security by the investment adviser.

Schwab S&P 500 Index Portfolio 3

 Schwab S&P 500 Index Portfolio

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

December 31, 2003 – December 31, 2013
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/01/96)	32.06%	17.64%	7.26%
S&P 500® Index	32.39%	17.94%	7.41%
Fund Category: Morningstar Large-Cap Blend	31.50%	17.09%	6.93%

Portfolio Expense Ratios3: Net 0.28%; Gross 0.29%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/15. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab S&P 500 Index Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab S&P 500 Index Portfolio
Actual Return	0.24%	$1,000.00	$1,162.10	$1.31
Hypothetical 5% Return	0.24%	$1,000.00	$1,024.00	$1.22

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab S&P 500 Index Portfolio 5

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/13–	1/1/12–	1/1/11–	1/1/10–	1/1/09–
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Per-Share Data ($)

Net asset value at beginning of period	20.82	18.30	18.27	16.24	13.18

Income (loss) from investment operations:
Net investment income (loss)	0.42	0.41	0.34	0.38	0.31
Net realized and unrealized gains (losses)	6.19	2.45	0.02 [1]	2.00	3.14

Total from investment operations	6.61	2.86	0.36	2.38	3.45
Less distributions:
Distributions from net investment income	(0.40)	(0.34)	(0.33)	(0.35)	(0.39)

Net asset value at end of period	27.03	20.82	18.30	18.27	16.24

Total return (%)	32.06	15.74	1.89	14.68	26.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	0.28	0.27	0.28	0.28
Gross operating expenses	0.26	0.29	0.28	0.30	0.30
Net investment income (loss)	1.84	2.03	1.82	1.79	2.10
Portfolio turnover rate	2	4	4	3	4
Net assets, end of period ($ x 1,000,000)	193	139	122	123	127

1 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.

6 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Common Stock	91,087,430	188,431,748
2.2%	Short-Term Investments	4,368,773	4,368,775

99.6%	Total Investments	95,456,203	192,800,523
0.1%	Collateral Invested for Securities on Loan	109,658	109,658
0.3%	Other Assets and Liabilities, Net		588,814

100.0%	Net Assets		193,498,995

	Number	Value
Security	of Shares	($)

Common Stock 97.4% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	2,800	156,548
Delphi Automotive plc	3,400	204,442
Ford Motor Co.	45,012	694,535
General Motors Co. *	13,000	531,310
Harley-Davidson, Inc.	2,456	170,054
Johnson Controls, Inc.	7,700	395,010
The Goodyear Tire & Rubber Co.	2,600	62,010

		2,213,909

Banks 2.8%
BB&T Corp.	7,920	295,575
Comerica, Inc.	2,130	101,260
Fifth Third Bancorp	9,805	206,199
Hudson City Bancorp, Inc.	5,100	48,093
Huntington Bancshares, Inc.	9,356	90,285
KeyCorp	10,300	138,226
M&T Bank Corp.	1,471	171,254
People’s United Financial, Inc.	3,700	55,944
PNC Financial Services Group, Inc.	6,011	466,333
Regions Financial Corp.	16,027	158,507
SunTrust Banks, Inc.	6,300	231,903
U.S. Bancorp	20,899	844,320
Wells Fargo & Co.	54,758	2,486,013
Zions Bancorp	2,008	60,160

		5,354,072

Capital Goods 8.1%
3M Co.	7,330	1,028,032
Allegion plc *	1,033	45,648
AMETEK, Inc.	2,800	147,476
Caterpillar, Inc.	7,180	652,016
Cummins, Inc.	2,000	281,940
Danaher Corp.	6,752	521,254
Deere & Co.	4,440	405,505
Dover Corp.	2,000	193,080
Eaton Corp. plc	5,474	416,681
Emerson Electric Co.	8,160	572,669
Fastenal Co.	3,152	149,752
Flowserve Corp.	1,700	134,011
Fluor Corp.	1,900	152,551
General Dynamics Corp.	3,810	364,046
General Electric Co.	115,568	3,239,371
Honeywell International, Inc.	8,937	816,574
Illinois Tool Works, Inc.	4,644	390,468
Ingersoll-Rand plc	3,100	190,960
Jacobs Engineering Group, Inc. *	1,400	88,186
Joy Global, Inc.	1,100	64,339
L-3 Communications Holdings, Inc.	1,100	117,546
Lockheed Martin Corp.	3,030	450,440
Masco Corp.	3,910	89,031
Northrop Grumman Corp.	2,554	292,714
PACCAR, Inc.	4,094	242,242
Pall Corp.	1,200	102,420
Parker Hannifin Corp.	1,735	223,190
Pentair Ltd.	2,399	186,330
Precision Castparts Corp.	1,700	457,810
Quanta Services, Inc. *	2,300	72,588
Raytheon Co.	3,610	327,427
Rockwell Automation, Inc.	1,590	187,874
Rockwell Collins, Inc.	1,600	118,272
Roper Industries, Inc.	1,100	152,548
Snap-on, Inc.	600	65,712
Stanley Black & Decker, Inc.	1,823	147,098
Textron, Inc.	3,000	110,280
The Boeing Co.	7,896	1,077,725
United Technologies Corp.	9,630	1,095,894
W.W. Grainger, Inc.	700	178,794
Xylem, Inc.	2,000	69,200

		15,619,694

Commercial & Professional Supplies 0.7%
Cintas Corp.	1,157	68,946
Equifax, Inc.	1,300	89,817
Iron Mountain, Inc.	2,133	64,737
Nielsen Holdings N.V.	2,800	128,492
Pitney Bowes, Inc.	2,300	53,590
Republic Services, Inc.	3,236	107,435
Robert Half International, Inc.	1,550	65,084
Stericycle, Inc. *	1,000	116,170
The ADT Corp.	2,300	93,081
The Dun & Bradstreet Corp.	500	61,375
Tyco International Ltd.	5,200	213,408
Waste Management, Inc.	4,927	221,074

		1,283,209

Consumer Durables & Apparel 1.3%
Coach, Inc.	3,100	174,003
D.R. Horton, Inc.	3,000	66,960
Fossil Group, Inc. *	600	71,964
Garmin Ltd.	1,500	69,330

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Harman International Industries, Inc.	800	65,480
Hasbro, Inc.	1,275	70,138
Leggett & Platt, Inc.	1,600	49,504
Lennar Corp., Class A	1,800	71,208
Mattel, Inc.	3,900	185,562
Michael Kors Holdings Ltd. *	2,000	162,380
Mohawk Industries, Inc. *	700	104,230
Newell Rubbermaid, Inc.	3,124	101,249
NIKE, Inc., Class B	8,640	679,449
PulteGroup, Inc.	3,665	74,656
PVH Corp.	900	122,418
Ralph Lauren Corp.	700	123,599
VF Corp.	4,040	251,854
Whirlpool Corp.	933	146,350

		2,590,334

Consumer Services 1.8%
Carnival Corp.	5,022	201,734
Chipotle Mexican Grill, Inc. *	342	182,211
Darden Restaurants, Inc.	1,390	75,574
Graham Holdings Co., Class B	52	34,493
H&R Block, Inc.	3,000	87,120
International Game Technology	2,900	52,664
Marriott International, Inc., Class A	2,657	131,149
McDonald’s Corp.	11,310	1,097,409
Starbucks Corp.	8,620	675,722
Starwood Hotels & Resorts Worldwide, Inc.	2,340	185,913
Wyndham Worldwide Corp.	1,580	116,430
Wynn Resorts Ltd.	900	174,789
Yum! Brands, Inc.	5,000	378,050

		3,393,258

Diversified Financials 8.2%
American Express Co.	10,480	950,850
Ameriprise Financial, Inc.	2,278	262,084
Bank of America Corp.	121,867	1,897,469
Berkshire Hathaway, Inc., Class B *	20,538	2,434,985
BlackRock, Inc.	1,450	458,882
Capital One Financial Corp.	6,680	511,755
Citigroup, Inc.	34,589	1,802,433
CME Group, Inc.	3,700	290,302
Discover Financial Services	5,490	307,166
E*TRADE Financial Corp. *	3,016	59,234
Franklin Resources, Inc.	4,700	271,331
IntercontinentalExchange Group, Inc.	1,359	305,666
Invesco Ltd.	4,900	178,360
JPMorgan Chase & Co.	42,921	2,510,020
Legg Mason, Inc.	1,400	60,872
Leucadia National Corp.	3,500	99,190
Moody’s Corp.	2,080	163,218
Morgan Stanley	15,780	494,861
Northern Trust Corp.	2,470	152,868
SLM Corp.	5,100	134,028
State Street Corp.	5,100	374,289
T. Rowe Price Group, Inc.	3,000	251,310
The Bank of New York Mellon Corp.	13,077	456,910
The Charles Schwab Corp. (a)	13,106	340,756
The Goldman Sachs Group, Inc.	4,767	844,998
The McGraw Hill Financial, Inc.	3,030	236,946
The NASDAQ OMX Group, Inc.	1,400	55,720

		15,906,503

Energy 10.0%
Anadarko Petroleum Corp.	5,694	451,648
Apache Corp.	4,608	396,012
Baker Hughes, Inc.	5,021	277,460
Cabot Oil & Gas Corp.	4,800	186,048
Cameron International Corp. *	2,900	172,637
Chesapeake Energy Corp.	5,900	160,126
Chevron Corp.	21,916	2,737,528
ConocoPhillips	14,052	992,774
CONSOL Energy, Inc.	2,500	95,100
Denbury Resources, Inc. *	4,300	70,649
Devon Energy Corp.	4,363	269,939
Diamond Offshore Drilling, Inc.	800	45,536
Ensco plc, Class A	2,700	154,386
EOG Resources, Inc.	3,114	522,654
EQT Corp.	1,800	161,604
Exxon Mobil Corp.	49,876	5,047,451
FMC Technologies, Inc. *	2,600	135,746
Halliburton Co.	9,720	493,290
Helmerich & Payne, Inc.	1,300	109,304
Hess Corp.	3,210	266,430
Kinder Morgan, Inc.	7,608	273,888
Marathon Oil Corp.	7,864	277,599
Marathon Petroleum Corp.	3,432	314,817
Murphy Oil Corp.	2,032	131,836
Nabors Industries Ltd.	3,200	54,368
National Oilwell Varco, Inc.	4,986	396,537
Newfield Exploration Co. *	1,400	34,482
Noble Corp. plc	2,900	108,663
Noble Energy, Inc.	4,000	272,440
Occidental Petroleum Corp.	9,200	874,920
Peabody Energy Corp.	2,800	54,684
Phillips 66	6,976	538,059
Pioneer Natural Resources Co.	1,600	294,512
QEP Resources, Inc.	1,900	58,235
Range Resources Corp.	1,900	160,189
Rowan Cos. plc, Class A *	1,300	45,968
Schlumberger Ltd.	15,081	1,358,949
Southwestern Energy Co. *	3,900	153,387
Spectra Energy Corp.	7,481	266,473
Tesoro Corp.	1,500	87,750
The Williams Cos., Inc.	7,800	300,846
Transocean Ltd.	3,800	187,796
Valero Energy Corp.	6,160	310,464
WPX Energy, Inc. *	2,100	42,798

		19,345,982

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	5,000	595,050
CVS Caremark Corp.	13,635	975,857
Safeway, Inc.	2,740	89,242
Sysco Corp.	6,600	238,260
The Kroger Co.	6,040	238,761
Wal-Mart Stores, Inc.	18,510	1,456,552

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Walgreen Co.	9,945	571,241
Whole Foods Market, Inc.	4,200	242,886

		4,407,849

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	22,664	870,071
Archer-Daniels-Midland Co.	7,500	325,500
Beam, Inc.	1,907	129,790
Brown-Forman Corp., Class B	1,820	137,537
Campbell Soup Co.	2,000	86,560
Coca-Cola Enterprises, Inc.	2,700	119,151
ConAgra Foods, Inc.	4,670	157,379
Constellation Brands, Inc., Class A *	1,900	133,722
Dr Pepper Snapple Group, Inc.	2,300	112,056
General Mills, Inc.	7,258	362,247
Hormel Foods Corp.	1,500	67,755
Kellogg Co.	3,000	183,210
Kraft Foods Group, Inc.	6,863	370,053
Lorillard, Inc.	4,308	218,329
McCormick & Co., Inc. - Non Voting Shares	1,500	103,380
Mead Johnson Nutrition Co.	2,400	201,024
Molson Coors Brewing Co., Class B	1,978	111,065
Mondelez International, Inc., Class A	20,190	712,707
Monster Beverage Corp. *	1,700	115,209
PepsiCo, Inc.	17,448	1,447,137
Philip Morris International, Inc.	18,244	1,589,600
Reynolds American, Inc.	3,512	175,565
The Coca-Cola Co.	43,304	1,788,888
The Hershey Co.	1,644	159,846
The JM Smucker Co.	1,246	129,111
Tyson Foods, Inc., Class A	3,186	106,604

		9,913,496

Health Care Equipment & Services 4.1%
Abbott Laboratories	17,655	676,716
Aetna, Inc.	4,282	293,702
AmerisourceBergen Corp.	2,660	187,025
Baxter International, Inc.	6,250	434,688
Becton, Dickinson & Co.	2,200	243,078
Boston Scientific Corp. *	15,290	183,786
C.R. Bard, Inc.	920	123,225
Cardinal Health, Inc.	3,934	262,831
CareFusion Corp. *	2,417	96,245
Cerner Corp. *	3,400	189,516
CIGNA Corp.	3,080	269,438
Covidien plc	5,200	354,120
DaVita HealthCare Partners, Inc. *	2,000	126,740
DENTSPLY International, Inc.	1,600	77,568
Edwards Lifesciences Corp. *	1,200	78,912
Express Scripts Holding Co. *	9,237	648,807
Humana, Inc.	1,800	185,796
Intuitive Surgical, Inc. *	454	174,372
Laboratory Corp. of America Holdings *	904	82,599
McKesson Corp.	2,616	422,222
Medtronic, Inc.	11,449	657,058
Patterson Cos., Inc.	980	40,376
Quest Diagnostics, Inc.	1,760	94,230
St. Jude Medical, Inc.	3,304	204,683
Stryker Corp.	3,360	252,470
Tenet Healthcare Corp. *	1,125	47,385
UnitedHealth Group, Inc.	11,410	859,173
Varian Medical Systems, Inc. *	1,200	93,228
WellPoint, Inc.	3,436	317,452
Zimmer Holdings, Inc.	1,884	175,570

		7,853,011

Household & Personal Products 2.1%
Avon Products, Inc.	4,916	84,654
Colgate-Palmolive Co.	10,040	654,708
Kimberly-Clark Corp.	4,326	451,894
The Clorox Co.	1,400	129,864
The Estee Lauder Cos., Inc., Class A	3,000	225,960
The Procter & Gamble Co.	30,973	2,521,512

		4,068,592

Insurance 2.9%
ACE Ltd.	3,900	403,767
Aflac, Inc.	5,250	350,700
American International Group, Inc.	16,671	851,055
Aon plc	3,510	294,454
Assurant, Inc.	800	53,096
Cincinnati Financial Corp.	1,735	90,862
Genworth Financial, Inc., Class A *	5,600	86,968
Lincoln National Corp.	3,062	158,060
Loews Corp.	3,388	163,437
Marsh & McLennan Cos., Inc.	6,300	304,668
MetLife, Inc.	12,707	685,161
Principal Financial Group, Inc.	3,163	155,968
Prudential Financial, Inc.	5,270	485,999
The Allstate Corp.	5,340	291,244
The Chubb Corp.	2,880	278,294
The Hartford Financial Services Group, Inc.	5,030	182,237
The Progressive Corp.	6,080	165,802
The Travelers Cos., Inc.	4,239	383,799
Torchmark Corp.	1,000	78,150
Unum Group	2,976	104,398
XL Group plc	3,300	105,072

		5,673,191

Materials 3.4%
Air Products & Chemicals, Inc.	2,420	270,508
Airgas, Inc.	700	78,295
Alcoa, Inc.	11,472	121,947
Allegheny Technologies, Inc.	1,070	38,124
Avery Dennison Corp.	1,100	55,209
Ball Corp.	1,800	92,988
Bemis Co., Inc.	1,200	49,152
CF Industries Holdings, Inc.	700	163,128
Cliffs Natural Resources, Inc. (b)	2,200	57,662
E.I. du Pont de Nemours & Co.	10,614	689,592
Eastman Chemical Co.	1,800	145,260
Ecolab, Inc.	3,104	323,654

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
FMC Corp.	1,500	113,190
Freeport-McMoRan Copper & Gold, Inc.	11,804	445,483
International Flavors & Fragrances, Inc.	900	77,382
International Paper Co.	5,098	249,955
LyondellBasell Industries N.V., Class A	5,100	409,428
MeadWestvaco Corp.	1,949	71,977
Monsanto Co.	6,050	705,127
Newmont Mining Corp.	5,846	134,633
Nucor Corp.	3,600	192,168
Owens-Illinois, Inc. *	1,700	60,826
PPG Industries, Inc.	1,600	303,456
Praxair, Inc.	3,345	434,950
Sealed Air Corp.	2,528	86,078
Sigma-Aldrich Corp.	1,282	120,521
The Dow Chemical Co.	13,705	608,502
The Mosaic Co.	3,900	184,353
The Sherwin-Williams Co.	1,033	189,556
United States Steel Corp.	1,500	44,250
Vulcan Materials Co.	1,400	83,188

		6,600,542

Media 3.6%
Cablevision Systems Corp., Class A	2,500	44,825
CBS Corp., Class B - Non Voting Shares	6,480	413,035
Comcast Corp., Class A	29,713	1,544,036
DIRECTV *	5,580	385,522
Discovery Communications, Inc., Class A *	2,600	235,092
Gannett Co., Inc.	2,560	75,725
News Corp., Class A *	5,493	98,984
Omnicom Group, Inc.	2,840	211,211
Scripps Networks Interactive, Class A	1,200	103,692
The Interpublic Group of Cos., Inc.	4,997	88,447
The Walt Disney Co.	18,820	1,437,848
Time Warner Cable, Inc.	3,209	434,820
Time Warner, Inc.	10,374	723,275
Twenty-First Century Fox, Inc.	22,474	790,635
Viacom Inc., Class B	4,680	408,751

		6,995,898

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
AbbVie, Inc.	18,155	958,766
Actavis plc *	2,000	336,000
Agilent Technologies, Inc.	3,967	226,873
Alexion Pharmaceuticals, Inc. *	2,300	306,038
Allergan, Inc.	3,410	378,783
Amgen, Inc.	8,564	977,666
Biogen Idec, Inc. *	2,650	741,338
Bristol-Myers Squibb Co.	18,800	999,220
Celgene Corp. *	4,750	802,560
Eli Lilly & Co.	11,320	577,320
Forest Laboratories, Inc. *	2,670	160,280
Gilead Sciences, Inc. *	17,556	1,319,333
Hospira, Inc. *	1,800	74,304
Johnson & Johnson	32,238	2,952,678
Life Technologies Corp. *	2,039	154,556
Merck & Co., Inc.	33,329	1,668,116
Mylan, Inc. *	4,391	190,569
PerkinElmer, Inc.	1,200	49,476
Perrigo Co. plc	1,500	230,190
Pfizer, Inc.	73,996	2,266,498
Regeneron Pharmaceuticals, Inc. *	900	247,716
Thermo Fisher Scientific, Inc.	4,090	455,422
Vertex Pharmaceuticals, Inc. *	2,600	193,180
Waters Corp. *	1,000	100,000
Zoetis, Inc.	5,600	183,064

		16,549,946

Real Estate 1.8%
American Tower Corp.	4,470	356,795
Apartment Investment & Management Co., Class A	1,577	40,860
AvalonBay Communities, Inc.	1,434	169,542
Boston Properties, Inc.	1,716	172,235
CBRE Group, Inc., Class A *	3,600	94,680
Equity Residential	3,700	191,919
General Growth Properties, Inc.	6,000	120,420
HCP, Inc.	5,100	185,232
Health Care REIT, Inc.	3,200	171,424
Host Hotels & Resorts, Inc.	9,060	176,126
Kimco Realty Corp.	4,410	87,098
Plum Creek Timber Co., Inc.	2,060	95,811
Prologis, Inc.	5,532	204,407
Public Storage	1,700	255,884
Simon Property Group, Inc.	3,537	538,190
The Macerich Co.	1,500	88,335
Ventas, Inc.	3,400	194,752
Vornado Realty Trust REIT	1,963	174,295
Weyerhaeuser Co.	6,641	209,656

		3,527,661

Retailing 4.4%
Amazon.com, Inc. *	4,200	1,674,918
AutoNation, Inc. *	700	34,783
AutoZone, Inc. *	400	191,176
Bed Bath & Beyond, Inc. *	2,516	202,035
Best Buy Co., Inc.	3,125	124,625
CarMax, Inc. *	2,500	117,550
Dollar General Corp. *	3,400	205,088
Dollar Tree, Inc. *	2,600	146,692
Expedia, Inc.	1,200	83,592
Family Dollar Stores, Inc.	1,000	64,970
GameStop Corp., Class A	1,200	59,112
Genuine Parts Co.	1,700	141,423
Kohl’s Corp.	2,310	131,092
L Brands, Inc.	2,808	173,675
Lowe’s Cos., Inc.	11,840	586,672
Macy’s, Inc.	4,122	220,115
Netflix, Inc. *	700	257,719
Nordstrom, Inc.	1,750	108,150
O’Reilly Automotive, Inc. *	1,200	154,452
PetSmart, Inc.	1,100	80,025
Priceline.com, Inc. *	583	677,679
Ross Stores, Inc.	2,400	179,832

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Staples, Inc.	7,350	116,792
Target Corp.	7,220	456,809
The Gap, Inc.	3,176	124,118
The Home Depot, Inc.	16,265	1,339,260
The TJX Cos., Inc.	8,220	523,861
Tiffany & Co.	1,326	123,026
TripAdvisor, Inc. *	1,300	107,679
Urban Outfitters, Inc. *	1,200	44,520

		8,451,440

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	3,480	113,204
Analog Devices, Inc.	3,630	184,876
Applied Materials, Inc.	13,570	240,053
Broadcom Corp., Class A	6,055	179,531
First Solar, Inc. *	900	49,176
Intel Corp.	56,721	1,472,477
KLA-Tencor Corp.	1,800	116,028
Lam Research Corp. *	1,912	104,108
Linear Technology Corp.	2,530	115,242
LSI Corp.	6,510	71,740
Microchip Technology, Inc.	2,400	107,400
Micron Technology, Inc. *	12,000	261,120
NVIDIA Corp.	6,700	107,334
Texas Instruments, Inc.	12,560	551,510
Xilinx, Inc.	3,000	137,760

		3,811,559

Software & Services 10.0%
Accenture plc, Class A	7,400	608,428
Adobe Systems, Inc. *	5,300	317,364
Akamai Technologies, Inc. *	2,000	94,360
Alliance Data Systems Corp. *	600	157,758
Autodesk, Inc. *	2,620	131,865
Automatic Data Processing, Inc.	5,413	437,424
CA, Inc.	3,644	122,621
Citrix Systems, Inc. *	2,060	130,295
Cognizant Technology Solutions Corp., Class A *	3,400	343,332
Computer Sciences Corp.	1,700	94,996
eBay, Inc. *	13,188	723,889
Electronic Arts, Inc. *	3,558	81,620
Facebook, Inc., Class A *	18,800	1,027,608
Fidelity National Information Services, Inc.	3,300	177,144
Fiserv, Inc. *	3,120	184,236
Google, Inc., Class A *	3,205	3,591,875
International Business Machines Corp.	11,645	2,184,253
Intuit, Inc.	3,196	243,919
MasterCard, Inc., Class A	1,182	987,514
Microsoft Corp.	86,788	3,248,475
Oracle Corp.	40,380	1,544,939
Paychex, Inc.	3,650	166,184
Red Hat, Inc. *	2,100	117,684
Salesforce.com, Inc. *	6,335	349,629
Symantec Corp.	7,841	184,891
Teradata Corp. *	1,800	81,882
The Western Union Co.	6,559	113,143
Total System Services, Inc.	1,800	59,904
VeriSign, Inc. *	1,425	85,186
Visa, Inc., Class A	5,800	1,291,544
Yahoo! Inc. *	11,010	445,244

		19,329,206

Technology Hardware & Equipment 6.2%
Amphenol Corp., Class A	1,900	169,442
Apple, Inc.	10,287	5,772,139
Cisco Systems, Inc.	61,098	1,371,650
Corning, Inc.	16,550	294,921
EMC Corp.	23,762	597,614
F5 Networks, Inc. *	800	72,688
FLIR Systems, Inc.	1,500	45,150
Harris Corp.	1,200	83,772
Hewlett-Packard Co.	21,793	609,768
Jabil Circuit, Inc.	2,127	37,095
Juniper Networks, Inc. *	5,700	128,649
Motorola Solutions, Inc.	2,676	180,630
NetApp, Inc.	3,900	160,446
QUALCOMM, Inc.	19,320	1,434,510
SanDisk Corp.	2,600	183,404
Seagate Technology plc	3,700	207,792
TE Connectivity Ltd.	4,700	259,017
Western Digital Corp.	2,500	209,750
Xerox Corp.	13,167	160,242

		11,978,679

Telecommunication Services 2.2%
AT&T, Inc.	60,158	2,115,155
CenturyLink, Inc.	6,785	216,102
Crown Castle International Corp. *	3,900	286,377
Frontier Communications Corp. (b)	11,096	51,597
Verizon Communications, Inc.	32,654	1,604,618
Windstream Holdings, Inc.	6,235	49,755

		4,323,604

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	1,900	110,846
CSX Corp.	11,560	332,581
Delta Air Lines, Inc.	9,600	263,712
Expeditors International of Washington, Inc.	2,300	101,775
FedEx Corp.	3,420	491,693
Kansas City Southern	1,300	160,979
Norfolk Southern Corp.	3,500	324,905
Ryder System, Inc.	600	44,268
Southwest Airlines Co.	7,986	150,456
Union Pacific Corp.	5,280	887,040
United Parcel Service, Inc., Class B	8,205	862,182

		3,730,437

Utilities 2.8%
AGL Resources, Inc.	1,243	58,707
Ameren Corp.	3,100	112,096
American Electric Power Co., Inc.	5,570	260,342
CenterPoint Energy, Inc.	4,850	112,423
CMS Energy Corp.	2,860	76,562
Consolidated Edison, Inc.	3,350	185,188
Dominion Resources, Inc.	6,650	430,188

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
DTE Energy Co.	2,000	132,780
Duke Energy Corp.	8,063	556,428
Edison International	3,700	171,310
Entergy Corp.	2,227	140,902
Exelon Corp.	9,793	268,230
FirstEnergy Corp.	4,769	157,282
Integrys Energy Group, Inc.	897	48,806
NextEra Energy, Inc.	4,850	415,257
NiSource, Inc.	3,546	116,592
Northeast Utilities	3,600	152,604
NRG Energy, Inc.	3,600	103,392
ONEOK, Inc.	2,400	149,232
Pepco Holdings, Inc.	3,150	60,260
PG&E Corp.	5,000	201,400
Pinnacle West Capital Corp.	1,550	82,026
PPL Corp.	7,110	213,940
Public Service Enterprise Group, Inc.	5,750	184,230
SCANA Corp.	1,600	75,088
Sempra Energy	2,531	227,183
TECO Energy, Inc.	2,140	36,894
The AES Corp.	7,450	108,099
The Southern Co.	10,060	413,567
Wisconsin Energy Corp.	2,500	103,350
Xcel Energy, Inc.	5,559	155,318

		5,509,676

Total Common Stock
(Cost $91,087,430)		188,431,748

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 2.2% of net assets

Time Deposit 2.1%
Skandinaviska Enskilda Banken
0.03%, 01/02/14	4,138,802	4,138,802

U.S. Treasury Bills 0.1%
U.S. Treasury Bills
0.05%, 03/20/14 (c)(d)	20,000	19,998
0.06%, 03/20/14 (c)(d)	210,000	209,975

		229,973

Total Short-Term Investments
(Cost $4,368,773)		4,368,775

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (e)	109,658	109,658

Total Collateral Invested for Securities on Loan
(Cost $109,658)		109,658

End of Collateral Invested for Securities on Loan.

At 12/31/13, the tax basis cost of the fund’s investments was $98,577,532 and the unrealized appreciation and depreciation were $97,167,078 and ($2,944,087), respectively, with a net unrealized appreciation of $94,222,991.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $103,795.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 12/31/13.

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 03/21/14	47	4,326,585	124,853

12 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$188,431,748	$—	$—	$188,431,748
Short-Term Investments[1]	—	4,368,775	—	4,368,775

Total	$188,431,748	$4,368,775	$—	$192,800,523

Other Financial Instruments
Collateral Invested for Securities on Loan	$109,658	$—	$—	$109,658
Futures Contracts[2]	124,853	—	—	124,853

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments in affiliated issuers, at value (cost $136,756)		$340,756
Investments in unaffiliated issuers, at value (cost $95,319,447) including securities on loan of $103,795	+	192,459,767

Total investments, at value (cost $95,456,203)		192,800,523
Collateral invested for securities on loan		109,658
Receivables:
Fund shares sold		483,281
Dividends		251,953
Variation margin on futures contracts		15,040
Income from securities on loan		127
Interest		3
Prepaid expenses	+	1,861

Total assets		193,662,446

Liabilities

Collateral held for securities on loan		109,658
Payables:
Investment adviser and administrator fees		2,443
Fund shares redeemed		17,621
Accrued expenses	+	33,729

Total liabilities		163,451

Net Assets

Total assets		193,662,446
Total liabilities	−	163,451

Net assets		$193,498,995

Net Assets by Source
Capital received from investors		102,976,078
Net investment income not yet distributed		3,049,346
Net realized capital losses		(9,995,602)
Net unrealized capital appreciation		97,469,173

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$193,498,995		7,159,616		$27.03

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Dividends received from affiliated issuer		$2,947
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $692)		3,446,588
Interest		1,131
Securities on loan	+	4,195

Total investment income		3,454,861

Expenses

Investment adviser and administrator fees		248,957
Professional fees		44,305
Portfolio accounting fees		42,006
Independent trustees’ fees		24,079
Shareholder reports		20,955
Transfer agent fees		20,669
Index fee		15,801
Custodian fees		9,210
Other expenses	+	1,014

Total expenses		426,996
Expense reduction by CSIM	−	20,669

Net expenses	−	406,327

Net investment income		3,048,534

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,368,357)
Net realized gains on futures contracts	+	598,899

Net realized losses		(769,458)
Net change in unrealized appreciation on affiliated issuer		144,494
Net change in unrealized appreciation on investments		43,054,658
Net change in unrealized appreciation on futures contracts	+	141,191

Net change in unrealized appreciation	+	43,340,343

Net realized and unrealized gains		42,570,885

Increase in net assets resulting from operations		$45,619,419

See financial notes 15

 Schwab S&P 500 Index Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$3,048,534	$2,746,586
Net realized gains (losses)		(769,458)	834,947
Net change in unrealized appreciation	+	43,340,343	15,460,824

Increase in net assets from operations		45,619,419	19,042,357

Distributions to Shareholders

Distributions from net investment income		($2,746,605)	($2,267,316)

Transactions in Fund Shares

		1/1/13-12/31/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,314,487	$31,642,871	1,092,678	$22,014,305
Shares reinvested		118,083	2,746,605	115,268	2,267,316
Shares redeemed	+	(970,143)	(23,175,830)	(1,203,225)	(24,129,884)

Net transactions in fund shares		462,427	$11,213,646	4,721	$151,737

Shares Outstanding and Net Assets

		1/1/13-12/31/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,697,189	$139,412,535	6,692,468	$122,485,757
Total increase	+	462,427	54,086,460	4,721	16,926,778

End of period		7,159,616	$193,498,995	6,697,189	$139,412,535

Net investment income not yet distributed			$3,049,346		$2,750,666

16 See financial notes

 Schwab S&P 500 Index Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2013, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 17

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts: Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

18

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to have a value of at least 102% of the prior day’s market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities and is marked to market daily. The lending agent provides the fund with indemnification against borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. The cash collateral of securities loaned is invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the borrower, and is allocated between the fund and the lending agent.

The values of the securities on loan and the related cash collateral as of December 31, 2013 is disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Large Cap Risk. Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

20

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Security Lending Risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%

CSIM and its affiliates have made an additional agreement with the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”) to 0.28% through April 29, 2015.

The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the fund during the report period:

					Realized	Dividends
Balance of			Balance of	Market	Gains (Losses)	Received
Shares Held	Gross	Gross	Shares Held	Value at	01/01/13 to	01/01/13 to
at 12/31/12	Purchases	Sales	at 12/31/13	12/31/13	12/31/13	12/31/13

12,006	1,100	—	13,106	$340,756	$—	$2,947

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

 21

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$12,110,846	$2,707,369

8. Derivatives:

The fund entered into equity index futures contracts (“futures”) during the report period. The fund invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at December 31, 2013 are presented on the face of the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the fund was $3,508,779 and the month-end average number of contracts held was 43.

9. Federal Income Taxes:

As of December 31, 2013, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$3,029,319
Undistributed long-term capital gains	—
Unrealized appreciation on investments	97,167,078
Unrealized depreciation on investments	(2,944,087)
Other unrealized appreciation (depreciation)	—

Net unrealized appreciation (depreciation)	$94,222,991

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

22

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

9. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2013, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

Expiration Date

December 31, 2014	$880,924
December 31, 2015	—
December 31, 2016	2,899,868
December 31, 2017	1,365,160
December 31, 2018	257,470

Total	$5,403,422

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2013, the fund had capital losses deferred of $1,325,971, capital losses utilized of $662,198, and capital losses expired of $1,404,034.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$2,746,605
Long-term capital gains	—
Return of capital	—

Prior period distributions
Ordinary income	$2,267,316
Long-term capital gains	—
Return of capital	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, the fund made the following reclassifications:

Capital shares	($1,404,034)
Undistributed net investment income	(3,249)
Net realized capital gains (losses)	1,407,283

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Index Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2014

24

Other Federal Tax Information (unaudited)

For corporate shareholders, 100% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2013, qualify under Internal Revenue code section 854(b)(1)(A) for the corporate dividends received deduction.

 25

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

26

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

 27

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

28

Schwab Money Market Portfoliotm

Annual report dated December 31, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the 12 months ended December 31, 2013, yields on money market securities remained historically low. The backdrop for these yields included policies by the Federal Reserve (the Fed) to stimulate the U.S. economy by attempting to hold down interest rates. With modest improvements in the economy, the Fed announced plans to begin “tapering” some of its stimulative policies in 2014. Likewise, the euro zone’s sovereign debt crisis seemed to become less of a concern amid efforts by the European Central Bank to encourage economic growth by attempting to keep interest rates low, combined with progress on unifying the region’s banking system.

In related industry matters, the SEC proposed various ideas on reforming money funds in June 2013 that could impact the way in which these funds operate, and the SEC is currently reviewing feedback from the industry. However, the nature and implementation time line of any new rules remain relatively unknown and are subject to a lengthy rule-making and implementation process.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Money Market Portfoliotm 1

Portfolio Management

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the portfolio. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

2 Schwab Money Market Portfoliotm

Schwab Money Market Portfolio

The Schwab Money Market Portfolio (the portfolio) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the portfolio invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the portfolio’s investment objective, strategy, and risks, please see the portfolio’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the portfolio maintain a positive net yield, the portfolio’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the portfolio’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. The Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and labor market in particular showing signs of improvement. As a result, the Fed announced plans to begin winding down some of its stimulative policies in 2014.

In preparation for this policy shift, the Fed began daily test operations of its Reverse Repurchase Facility in September. The facility will sell securities to eligible buyers. The operation has the potential to help establish a floor for short-term interest rates, and is expected to serve as another tool to assist the Fed in managing its monetary policies.

Meanwhile, regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. Amid this environment, the supply of money market securities in which the portfolio typically invests generally declined.

In addition, unexpectedly strong cash inflows from taxes decreased the government’s need to issue U.S. Treasury bills during the second quarter, while late in the year, buyers who traditionally purchase longer-term securities showed strong demand for shorter-term securities in anticipation of the Fed’s policy shift. These combined factors led to historically low yields for many types of taxable money market securities.

Positioning and Strategies. The portfolio focused on stability of capital and ensured liquidity amid the evolving market backdrop, carefully managing the portfolio’s diversification requirements. With yields on overnight repurchase agreements declining during the period, the portfolio reduced its holdings of these securities and strategically added Treasury securities with longer maturities in an effort to enhance the portfolio’s yield. Reflecting these strategies, the portfolio’s weighted average maturity rose from 42 days at the start of the reporting period, to 52 days by the end of the period.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	28.2%
8-30 Days	21.0%
31-60 Days	20.2%
61-90 Days	12.1%
91-180 Days	12.2%
More than 180 Days	6.3%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	52 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	87.5%
Repurchase Agreement
Treasury	7.8%
Treasury Debt	4.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The portfolio may use different ratings provided by other rating agencies for purposes of determining compliance with the portfolio’s investment policies. The portfolio itself has not been rated by an independent credit rating agency.

Schwab Money Market Portfolio 3

 Schwab Money Market Portfoliotm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields1,2

The seven-day yield is the income generated by the portfolio’s holdings minus the portfolio’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Portfolio

Seven-Day Yield	0.01%

Seven-Day Effective Yield	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	The investment adviser and its affiliates have voluntarily waived expenses to maintain a positive net yield for the portfolio (voluntary yield waiver). Without the voluntary yield waiver, the portfolio’s yield would have been lower. The voluntary yield waiver added 0.44% to the seven-day yield. Please see financial note 4 for additional details.

4 Schwab Money Market Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab Money Market Portfoliotm
Actual Return	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Money Market Portfoliotm 5

Schwab Money Market Portfolio™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–	1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10	12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00 [1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1,2]	0.00	[1]	(0.00)[1]		(0.00)[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00 [1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]	(0.00)[1]
Distributions from net realized gains	—		—		—		(0.00)[1]	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]	(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01		0.01		0.01		0.05	0.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[3]	0.12	[3]	0.10	[3]	0.18 [3]	0.34	[3,4]
Gross operating expenses	0.52		0.49		0.45		0.46	0.47
Net investment income (loss)	0.01		0.01		0.01		0.01	0.12
Net assets, end of period ($ x 1,000,000)	106		116		144		149	163

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate of $45,600. (See financial note 4)
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of net operating expenses would have been 0.31% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

6 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

82.1%	Fixed-Rate Obligations	86,866,304	86,866,304
10.4%	Variable-Rate Obligations	11,000,386	11,000,386
0.0%	Other Investment Company	45,600	45,600
7.9%	Repurchase Agreement	8,318,785	8,318,785

100.4%	Total Investments	106,231,075	106,231,075
(0.4%)	Other Assets and Liabilities, Net		(438,654)

100.0%	Net Assets		105,792,421

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 82.1% of net assets

Government Agency Debt 77.4%
Fannie Mae		0.07%		01/03/14	7,000,000	6,999,973
		0.07%		02/26/14	4,000,000	3,999,565
		0.12%		05/14/14	3,000,000	2,998,670
		0.13%		09/15/14	1,400,000	1,398,681

Federal Home Loan Bank		0.11%		01/02/14	2,500,000	2,499,992
		0.06%		01/03/14	2,600,000	2,599,991
		0.02%		01/17/14	3,500,000	3,499,969
		0.07%		01/22/14	5,000,000	4,999,796
		0.05%		01/24/14	2,835,000	2,834,909
		0.06%		01/31/14	5,000,000	4,999,750
		0.08%		02/21/14	5,000,000	4,999,433
		0.10%		03/07/14	8,000,000	7,998,628
		0.06%		03/12/14	4,800,000	4,799,440
		0.10%		05/08/14	2,000,000	1,999,890
		0.12%		05/23/14	5,000,000	4,997,594

Freddie Mac		0.04%		01/06/14	6,500,000	6,499,964
		0.06%		01/06/14	3,000,000	2,999,977
		0.07%		02/24/14	2,460,000	2,459,742
		0.10%		04/21/14	3,000,000	2,999,083
		5.00%		07/15/14	3,200,000	3,283,222
		0.14%		09/03/14	2,000,000	1,998,095

						81,866,364

Treasury Debt 4.7%
United States Treasury Department		0.01%		02/06/14	5,000,000	4,999,940

Total Fixed-Rate Obligations
(Cost $86,866,304)						86,866,304

See financial notes 7

 Schwab Money Market Portfolio

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 10.4% of net assets

Government Agency Debt 10.4%
Fannie Mae		0.15%	01/20/14	06/20/14	2,000,000	2,000,194

Farm Credit System		0.17%		01/15/14	9,000,000	9,000,192

Total Variable-Rate Obligations
(Cost $11,000,386)						11,000,386

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional US Government Money Market Fund, Institutional Class	(a)	0.00%	n/a	n/a	45,600	45,600

Total Other Investment Company
(Cost $45,600)						45,600

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreement 7.9% of net assets

Treasury Repurchase Agreement 7.9%
Barclays Capital, Inc
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $8,485,240, 2.38%, due 03/31/16)		0.01%		01/02/14	8,318,790	8,318,785

Total Repurchase Agreements
(Cost $8,318,785)						8,318,785

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $106,185,474.

(a)	The rate shown is the 7-day yield.

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

8 See financial notes

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value (Note 2a)		$106,231,075
Cash		1
Receivables:
Fund shares sold		117,599
Interest		75,026
Receivable from investment adviser		1,408
Prepaid expenses	+	1,214

Total assets		106,426,323

Liabilities

Payables:
Fund shares redeemed		600,364
Accrued expenses	+	33,538

Total liabilities		633,902

Net Assets

Total assets		106,426,323
Total liabilities	−	633,902

Net assets		$105,792,421

Net Assets by Source
Capital received from investors		105,746,820
Net realized capital gains		45,601

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$105,792,421		105,793,645		$1.00

See financial notes 9

 Schwab Money Market Portfolio

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$109,029

Expenses

Investment adviser and administrator fees		406,378
Portfolio accounting fees		69,541
Professional fees		51,287
Shareholder reports		21,435
Transfer agent fees		20,577
Independent trustees’ fees		19,955
Custodian fees		7,902
Interest expense		5
Other expenses	+	2,850

Total expenses		599,930
Expense reduction by CSIM and its affiliates	−	502,518

Net expenses	−	97,412

Net investment income		11,617

Realized Gains (Losses)

Net realized gains on investments		1,081
Payment from affiliate (See financial note 4)	+	45,600

Net realized gains		46,681

Increase in net assets resulting from operations		$58,298

10 See financial notes

 Schwab Money Market Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$11,617	$13,095
Net realized gains	+	46,681	19

Increase in net assets from operations		58,298	13,114

Distributions to Shareholders

Distributions from net investment income		($11,617)	($13,095)

Transactions in Fund Shares*

Shares sold		115,039,074	94,568,109
Shares reinvested		11,611	13,098
Shares redeemed	+	(125,643,578)	(122,484,123)

Net transactions in fund shares		(10,592,893)	(27,902,916)

Net Assets

Beginning of period		116,338,633	144,241,530
Total decrease	+	(10,546,212)	(27,902,897)

End of period		$105,792,421	$116,338,633

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 11

 Schwab Money Market Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2013, 100% of the fund’s shares were held through three insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that

12

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of December 31, 2013, the fund had investments in repurchase agreements with a gross value of $8,318,785 in the Portfolio Holdings. This amount is also included in the Statement of Assets and Liabilities as “Investment, at cost and value”. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

 13

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

14

 Schwab Money Market Portfolio

Financial Notes (continued)

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a fund investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to shares of the fund itself.

Credit Enhancement and Liquidity Support Risk. The fund may invest in securities with credit and/or liquidity supports provided by a bank, bond insurance provider, or other financial institution. Adverse developments affecting a particular credit or liquidity support provider, or more generally, banks and financial institutions, could therefore have a negative effect on the value of the fund’s holdings. To the extent that a portion of the fund’s underlying investments are supported by the same bank or financial institution, these risks may be increased.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition,

 15

 Schwab Money Market Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.50% through April 29, 2015.

During the period ended December 31, 2013, the fund waived $502,518 in expenses of which $30,448 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

16

 Schwab Money Market Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2013, the balance of recoupable expenses is as follows:

Expiration Date
December 31, 2014	December 31, 2015	December 31, 2016	Total

$495,734	$464,329	$472,070	$1,432,133

As of December 31, 2013, the fund had recoupable expenses expire in the amount of $426,637.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

On February 22, 2013, The Charles Schwab Corporation made a payment of $45,600 to Schwab Money Market Portfolio to cover the net remaining losses incurred on certain investments. This payment represented 0.04% of the fund’s net assets on that date.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2013, the fund had no undistributed earnings on a tax basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2013, the fund had no capital losses deferred and had $1,080 capital losses utilized.

 17

 Schwab Money Market Portfolio

Financial Notes (continued)

7. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$11,617

Prior period distributions
Ordinary income	$13,095

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, no such reclassifications were required.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

8. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2014

 19

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

20

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 21

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

22

Schwab MarketTrack Growth Portfolio IItm

Annual report dated December 31, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the 12-month reporting period ended December 31, 2013, U.S. stocks generated some of their best calendar-year performances in more than a decade, while stocks in developed international markets performed well, and bond returns were mostly negative. In addition, money market securities continued to help preserve investor capital, while facing another period of low yields.

Stocks in U.S. and developed international markets outperformed emerging market stocks. The backdrop for these performances included efforts by many central banks around the world to stimulate economic growth by keeping interest rates low. Unlike many developed markets, emerging markets generally faced limited growth prospects and relatively high inflation, reducing returns. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 33.5%, while the MSCI EAFE Index (Net)—broadly reflecting developed stock markets outside the U.S.—returned 22.8%, and the MSCI Emerging Markets Index (Net) returned −2.6%. The depreciation of many foreign currencies versus the U.S. dollar played a role in these performances.

U.S. bonds generally outperformed international bonds in U.S. dollar terms, although both produced negative total returns. With modest improvements in the U.S. economy, the Federal Reserve announced plans to begin “tapering” some of its stimulative policies in 2014, and bond yields rose in anticipation of this policy shift. Reflecting this environment, the Barclays U.S. Aggregate Bond index returned −2.0%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned −4.6%.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/2013

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

32.39%	S&P 500® Index: measures U.S. large-cap stocks

38.82%	Russell 2000® Index: measures U.S. small-cap stocks

22.78%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.02%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.05%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab MarketTrack Growth Portfolio II 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II

The Schwab MarketTrack Growth Portfolio II (the portfolio) seeks high capital growth with less volatility than an all-stock portfolio. The portfolio primarily utilizes a fund-of-funds structure that involves holding equity, fixed income, and money market funds selected from within the Schwab Funds and Laudus Funds complex, but it may buy individual securities to accomplish its objective. The portfolio seeks to remain close to the target allocations of 80% equity, 15% fixed income, and 5% cash or cash equivalents (including money market funds), with the equity allocation further diversified into large-cap, small-cap, and international equities.

The portfolio uses the internally calculated Growth Composite Index (the composite index) as a performance gauge.

For the 12 months ended December 31, 2013, the portfolio returned 23.56%. The S&P 500 Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 32.4% and –2.0%, respectively. The composite index, described above, returned 23.72%.

Market Highlights. Stocks enjoyed strong gains during the 12-month reporting period, buoyed by some signs of economic improvement in various parts of the globe combined with low interest rates. U.S. large-cap stocks performed well, but U.S. small-caps fared even better, with the Russell 2000 Index returning 38.8%. Among U.S. large-cap strategies, value and growth performed similarly, but among U.S. small-caps, growth solidly outperformed value. Internationally, developed markets were also quite strong, with the MSCI EAFE Index (Net) returning 22.8%. Emerging markets, however, struggled, with the MSCI Emerging Markets Index (Net) returning –2.6%. The U.S. bond market was also weak. Among bonds, Treasury Inflation-Protected Securities (TIPS) struggled the most, with the Barclays U.S. TIPS Index returning –8.6%. Yields on Treasuries rose overall in 2013, with the yield on the 10-year Treasury reaching 3% for the first time since mid-2011.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

U.S. equity exposures provided the greatest contribution to the portfolio’s total return for the period. The largest contribution came from the Schwab S&P 500 Index Fund, which returned 32.3% and was the portfolio’s largest position. The portfolio’s next-largest contributor was the Schwab Small-Cap Index Fund, which returned 38.7%. On a relative basis, the Schwab S&P 500 Index Fund slightly underperformed the composite index’s U.S. equity allocation component, the Dow Jones U.S. Total Stock Market Index, which returned 33.5%. However, the Schwab Small-Cap Index Fund strongly outperformed this benchmark and enhanced the portfolio’s performance compared with the composite index.

The portfolio’s international equity exposure also added to the portfolio’s total return but detracted from performance relative to the composite index. The portfolio’s position in the Schwab International Index Fund returned 21.6%, slightly underperforming the MSCI EAFE Index (Net), which is the composite index’s international equity allocation component.

The fixed income allocation generated a negative return that detracted from the portfolio’s total return. The Schwab Total Bond Market Fund returned –2.4% for the reporting period. On a relative basis, this return was lower than the –2.0% return of the composite index’s U.S. fixed income allocation component, the Barclays U.S. Aggregate Bond Index. As a result, this allocation slightly detracted from the portfolio’s relative performance.

As of 12/31/13:

 Statistics

Number of Holdings	8
Portfolio Turnover Rate	13%

 Asset Class Weightings % of Investments1

Equity Funds – Large-Cap	40.3%
Equity Funds – International	20.2%
Equity Funds – Small-Cap	20.0%
Fixed-Income Funds – Intermediate-Term Bond	14.5%
Short-Term Investments	3.3%
Money Market Funds	1.7%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab S&P 500 Index Fund	30.3%
Schwab International Index Fund	20.2%
Schwab Small-Cap Index Fund	20.1%
Schwab Total Bond Market Fund	14.6%
Schwab 1000 Index Fund	10.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares	1.7%
Total	97.0%

Management views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	The portfolio invests mainly in other Schwab Funds and/or Laudus Funds.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

Schwab MarketTrack Growth Portfolio II 3

 Schwab MarketTrack Growth Porfolio IItm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

December 31, 2003 – December 31, 2013
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/01/96)	23.56%	14.35%	6.77%
Growth Composite Index	23.72%	14.64%	7.26%
S&P 500® Index	32.39%	17.94%	7.41%
Barclays U.S. Aggregate Bond Index	-2.02%	4.44%	4.55%
Fund Category: Morningstar Aggressive Allocation	21.31%	14.38%	6.50%

Portfolio Expense Ratios3: Net 0.68%; Gross 1.01%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.18%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/15. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab MarketTrack Growth Portfolio II

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab MarketTrack Growth Portfolio IItm
Actual Return	0.50%	$1,000.00	$1,137.30	$2.69
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab MarketTrack Growth Portfolio II 5

Schwab MarketTrack Growth Portfolio II™

Financial Statements

Financial Highlights

	1/1/13–	1/1/12–	1/1/11–	1/1/10–	1/1/09–
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09

Per-Share Data ($)

Net asset value at beginning of period	16.04	14.50	14.89	13.40	11.09

Income (loss) from investment operations:
Net investment income (loss)	0.23 [1]	0.29 [1]	0.27 [1]	0.20 [1]	0.25
Net realized and unrealized gains (losses)	3.48	1.64	(0.40)	1.62	2.41

Total from investment operations	3.71	1.93	(0.13)	1.82	2.66
Less distributions:
Distributions from net investment income	(0.30)	(0.39)	(0.26)	(0.33)	(0.35)
Distributions from net realized gains	(0.15)	—	—	—	—

Total distributions	(0.45)	(0.39)	(0.26)	(0.33)	(0.35)

Net asset value at end of period	19.30	16.04	14.50	14.89	13.40

Total return (%)	23.56	13.46	(1.01)	13.62	24.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.80	0.83	0.80	0.77	0.77
Net investment income (loss)	1.28	1.85	1.78	1.41	2.03
Portfolio turnover rate	13	8	20	22	12
Net assets, end of period ($ x 1,000,000)	32	28	28	29	36

1 Calculated based on the average shares outstanding during the period.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.

6 See financial notes

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.0%	Other Investment Companies	20,573,597	30,618,696
3.3%	Short-Term Investments	1,032,447	1,032,447

100.3%	Total Investments	21,606,044	31,651,143
(0.3%)	Other Assets and Liabilities, Net		(108,612)

100.0%	Net Assets		31,542,531

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.0% of net assets

Equity Funds 80.7%

International 20.2%
Schwab International Index Fund (a)	321,256	6,386,579

Large-Cap 40.5%
Schwab 1000 Index Fund (a)	65,712	3,198,848
Schwab S&P 500 Index Fund (a)	331,594	9,566,478

		12,765,326

Small-Cap 20.0%
Schwab Small-Cap Index Fund (a)	229,403	6,329,224

		25,481,129

Fixed-Income Fund 14.6%

Intermediate-Term Bond 14.6%
Schwab Total Bond Market Fund (a)	497,488	4,601,761

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	535,806	535,806

Total Other Investment Companies
(Cost $20,573,597)		30,618,696

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.3% of net assets

Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 01/02/14	946,527	946,527
Wells Fargo
0.03%, 01/02/14	85,920	85,920

Total Short-Term Investments
(Cost $1,032,447)		1,032,447

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $22,341,657 and the unrealized appreciation and depreciation were $9,309,486 and ($0) respectively, with a net unrealized appreciation of $9,309,486.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$30,618,696	$—	$—	$30,618,696
Short-Term Investments[1]	—	1,032,447	—	1,032,447

Total	$30,618,696	$1,032,447	$—	$31,651,143

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments in affiliated underlying funds, at value (cost $20,573,597)		$30,618,696
Investments in unaffiliated issuers, (cost $1,032,447)	+	1,032,447

Total investments, at value (cost $21,606,044)		31,651,143
Receivables:
Investments sold		120,000
Dividends		8,785
Fund shares sold		1,380
Interest		1
Prepaid expenses	+	344

Total assets		31,781,653

Liabilities

Payables:
Investments bought		109,068
Investment adviser and administrator fees		592
Fund shares redeemed		88,669
Accrued expenses	+	40,793

Total liabilities		239,122

Net Assets

Total assets		31,781,653
Total liabilities	−	239,122

Net assets		$31,542,531

Net Assets by Source
Capital received from investors		20,756,521
Net investment income not yet distributed		416,462
Net realized capital gains		324,449
Net unrealized capital appreciation		10,045,099

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$31,542,531		1,634,510		$19.30

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Dividends received from affiliated underlying funds		$533,090
Interest	+	286

Total investment income		533,376

Expenses

Investment adviser and administrator fees		131,719
Professional fees		39,518
Transfer agent fees		20,600
Shareholder reports		18,369
Portfolio accounting fees		14,928
Independent trustees’ fees		9,714
Custodian fees		3,345
Other expenses	+	879

Total expenses		239,072
Expense reduction by CSIM	−	89,392

Net expenses	−	149,680

Net investment income		383,696

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		376,943
Net realized gains on sales of affiliated underlying funds		717,289
Net realized gains on unaffiliated investments	+	103

Net realized gains		1,094,335
Net change in unrealized appreciation on investments	+	4,801,914

Net realized and unrealized gains		5,896,249

Increase in net assets resulting from operations		$6,279,945

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$383,696	$515,528
Net realized gains		1,094,335	496,473
Net change in unrealized appreciation	+	4,801,914	2,510,715

Increase in net assets from operations		6,279,945	3,522,716

Distributions to Shareholders

Distributions from net investment income		(515,494)	(685,811)
Distributions from net realized gains	+	(261,488)	—

Total distributions		($776,982)	($685,811)

Transactions in Fund Shares

		1/1/13-12/31/13		1/1/12-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		160,572	$2,826,615	149,314	$2,311,915
Shares reinvested		45,786	776,982	45,599	685,811
Shares redeemed	+	(295,004)	(5,202,701)	(390,683)	(6,020,119)

Net transactions in fund shares		(88,646)	($1,599,104)	(195,770)	($3,022,393)

Shares Outstanding and Net Assets

		1/1/13-12/31/13		1/1/12-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,723,156	$27,638,672	1,918,926	$27,824,160
Total increase or decrease	+	(88,646)	3,903,859	(195,770)	(185,488)

End of period		1,634,510	$31,542,531	1,723,156	$27,638,672

Net investment income not yet distributed			$416,462		$515,453

10 See financial notes

 Schwab MarketTrack Growth Portfolio II

Financial Notes

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities and cash equivalents to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2013, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 11

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

12

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of

 13

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

3. Risk Factors (continued):

investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Concentration Risk. To the extent that an underlying fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentages of assets invested in derivatives can have a disproportionately large impact on an underlying fund.

14

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

3. Risk Factors (continued):

•	Exchange-Traded Funds (ETFs) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. The fund may invest directly in individual securities as well as other mutual funds or ETFs to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $500 million	0.44%
Over $500 million	0.39%

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”) to 0.50% through April 29, 2015.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 15

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of December 31, 2013, the Schwab MarketTrack Growth Portfolio II’s ownership percentages of other related funds’ shares are:

Schwab International Index Fund	0.3%
Schwab 1000 Index Fund	0.1%
Schwab S&P 500 Index Fund	0.1%
Schwab Small-Cap Index Fund	0.3%
Schwab Total Bond Market Fund	0.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.05%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2013.

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/13 to	01/01/13 to
Underlying Funds	at 12/31/12	Purchases	Sales	at 12/31/13	12/31/13	12/31/13	12/31/13

Schwab International Index Fund	334,970	39,799	(53,513)	321,256	$6,386,579	$73,682	$159,596
Schwab 1000 Index Fund	71,784	6,631	(12,703)	65,712	3,198,848	63,740	143,340
Schwab S&P 500 Index Fund	374,409	28,965	(71,780)	331,594	9,566,478	235,519	158,381
Schwab Small-Cap Index Fund	264,427	21,773	(56,797)	229,403	6,329,224	361,027	348,040
Schwab Total Bond Market Fund	406,453	166,492	(75,457)	497,488	4,601,761	(16,679)	100,426
Schwab Value Advantage Money Fund, Institutional Prime Shares	535,556	250	—	535,806	535,806	—	250

Total					$30,618,696	$717,289	$910,033

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

16

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$3,905,060	$5,555,500

8. Federal Income Taxes:

As of December 31, 2013, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$519,082
Undistributed long-term capital gains	957,442
Unrealized appreciation on investments	9,309,486
Other unrealized appreciation (depreciation)	—

Net unrealized appreciation (depreciation)	$9,309,486

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and no capital losses utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$515,494
Long-term capital gains	261,488
Return of capital	—

Prior period distributions
Ordinary income	$685,811
Long-term capital gains	—
Return of capital	—

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	32,807
Net realized capital gains (losses)	(32,807)

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no

 17

 Schwab MarketTrack Growth Portfolio II

Financial Notes (continued)

8. Federal Income Taxes (continued):

provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2013 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2014

 19

Other Federal Tax Information (unaudited)

For corporate shareholders, 59.52% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2013, qualify under Internal Revenue code section 854(b)(1)(A) for the corporate dividends received deduction.

For the year ended December 31, 2013, the fund designates $261,488 as capital gain dividend under Internal Revenue Code section 852(b)(3)(C).

20

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 21

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

22

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Glossary

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

Growth Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1 − 3 Months Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

24

Schwab VIT Balanced Portfolio

Annual report dated December 31, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the 12-month reporting period ended December 31, 2013, U.S. stocks generated some of their best calendar-year performances in more than a decade, while stocks in developed international markets performed well, and bond returns were mostly negative. In addition, money market securities continued to help preserve investor capital, while facing another period of low yields.

Stocks in U.S. and developed international markets outperformed emerging market stocks. The backdrop for these performances included efforts by many central banks around the world to stimulate economic growth by keeping interest rates low. Unlike many developed markets, emerging markets generally faced limited growth prospects and relatively high inflation, reducing returns. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 33.5%, while the MSCI EAFE Index (Net)—broadly reflecting developed stock markets outside the U.S.—returned 22.8%, and the MSCI Emerging Markets Index (Net) returned −2.6%. The depreciation of many foreign currencies versus the U.S. dollar played a role in these performances.

U.S. bonds generally outperformed international bonds in U.S. dollar terms, although both produced negative total returns. With modest improvements in the U.S. economy, the Federal Reserve announced plans to begin “tapering” some of its stimulative policies in 2014, and bond yields rose in anticipation of this policy shift. Reflecting this environment, the Barclays U.S. Aggregate Bond index returned −2.0%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned −4.6%.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/2013

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

32.39%	S&P 500® Index: measures U.S. large-cap stocks

38.82%	Russell 2000® Index: measures U.S. small-cap stocks

22.78%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.02%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.05%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab VIT Balanced Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Balanced Portfolio

Schwab VIT Balanced Portfolio

The Schwab VIT Balanced Portfolio (the portfolio) seeks to provide long-term capital appreciation and income. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.

The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in affiliated and unaffiliated exchange traded funds (ETFs). The portfolio may also invest in Schwab and Laudus Funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Balanced Composite Index (the composite index) as a performance gauge. The composite index is comprised of 44% equity, 38% fixed income, 15% cash, and 3% commodities.

For the 12 months ended December 31, 2013, the portfolio returned 6.89%. The Dow Jones U.S. Total Stock Market Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 33.5% and –2.0%, respectively. The composite index, described above, returned 7.59%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the portfolio that are not incurred by the index.

Market Highlights. Stocks enjoyed strong gains during the 12-month reporting period, buoyed by some signs of economic improvement in various parts of the globe combined with low interest rates. U.S. large-cap stocks performed well, but U.S. small-caps fared even better, with the Russell 2000 Index returning 38.8%. Among U.S. large-cap strategies, value and growth performed similarly, but among U.S. small-caps, growth solidly outperformed value. Internationally, developed markets were also quite strong, with the MSCI EAFE Index (Net) returning 22.8%. Emerging markets, however, struggled, with the MSCI Emerging Markets Index (Net) returning –2.6%. The U.S. bond market was also weak. Among bonds, Treasury Inflation-Protected Securities (TIPS) struggled the most, with the Barclays U.S. TIPS Index returning –8.6%. Yields on Treasuries rose overall in 2013, with the yield on the 10-year Treasury reaching 3% for the first time since mid-2011.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

During the reporting period, the portfolio’s equity exposures were significant contributors to total return, across both U.S. and international equities. The portfolio’s three U.S. equity holdings—the Schwab U.S. Large-Cap ETF, the Schwab U.S. Small-Cap ETF, and the iShares Micro-Cap ETF—all posted strong gains, with returns of more than 30%. Two of the portfolio’s three international equity positions—the Schwab International Small-Cap Equity ETF and the Schwab International Equity ETF—performed well, returning 21.9% and 20.0%, respectively, and boosting the portfolio’s total return. The Schwab Emerging Markets Equity ETF, however, returned –3.8% and detracted from total return. Fixed income holdings also detracted, with the exception of the SPDR Barclays High Yield Bond ETF, which returned 5.9%. With commodities particularly weak for the reporting period, the portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Class I, fell 10.0%, also detracting from total return.

As of 12/31/13:

 Statistics

Number of Holdings	19
Portfolio Turnover Rate	18%

 Asset Class Weightings % of Investments1

Stocks – U.S.	19.6%
Stocks – International	17.7%
Real Assets	8.6%
Fixed Income	35.3%
Money Market Fund	11.8%
Short-Term Investments	7.0%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab U.S. Large-Cap ETF	15.5%
iShares MBS ETF	12.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares	12.3%
Schwab International Equity ETF	11.2%
Schwab Intermediate-Term U.S. Treasury ETF	11.0%
iShares Credit Bond ETF	6.5%
Schwab U.S. REIT ETF	6.0%
Schwab Emerging Markets Equity ETF	5.2%
Schwab U.S. Small-Cap ETF	4.0%
Credit Suisse Commodity Return Strategy Fund, Class I	3.0%
Total	87.2%

Management views and portfolio holdings may have changed since the report date.

[1]	The portfolio intends to primarily invest in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced Portfolio 3

 Schwab VIT Balanced Portfolio

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 25, 2012 – December 31, 2013
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	Since Inception

Portfolio: Schwab VIT Balanced Portfolio (07/25/12)	6.89%	8.36%
VIT Balanced Composite Index	7.59%	9.03%
S&P 500® Index	32.39%	27.99%
Barclays U.S. Aggregate Bond Index	-2.02%	-1.19%
Fund Category: Morningstar Conservative Allocation	7.23%	9.64%

Portfolio Expense Ratios3: Net 0.77%; Gross 4.05%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.19%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab VIT Balanced Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab VIT Balanced Portfolio
Actual Return	0.58%	$1,000.00	$1,059.50	$3.01
Hypothetical 5% Return	0.58%	$1,000.00	$1,022.28	$2.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab VIT Balanced Portfolio 5

Schwab VIT Balanced Portfolio

Financial Statements

Financial Highlights

	1/1/13–	7/25/12[1]–
	12/31/13	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	10.50	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17 [2]	0.08
Net realized and unrealized gains (losses)	0.55	0.42

Total from investment operations	0.72	0.50
Less distributions:
Distributions from net investment income	(0.01)	—

Net asset value at end of period	11.21	10.50

Total return (%)	6.89	5.00	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	0.58	0.58	[5]
Gross operating expenses[4]	1.07	10.58	[5]
Net investment income (loss)	1.55	3.94	[5]
Portfolio turnover rate	18	1	[3]
Net assets, end of period ($ x 1,000,000)	28	2

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.

6 See financial notes

 Schwab VIT Balanced Portfolio

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.3%	Other Investment Companies	26,710,244	27,513,757
7.3%	Short-Term Investments	2,058,616	2,058,616

104.6%	Total Investments	28,768,860	29,572,373
(4.6%)	Other Assets and Liabilities, Net		(1,309,099)

100.0%	Net Assets		28,263,274

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.3% of net assets

U.S. Stocks 20.5%

Large-Cap 15.5%
Schwab U.S. Large-Cap ETF (a)	99,462	4,384,285

Micro-Cap 1.0%
iShares Micro-Cap ETF	3,815	286,964

Small-Cap 4.0%
Schwab U.S. Small-Cap ETF (a)	21,495	1,128,488

		5,799,737

International Stocks 18.5%

Developed-Market Large-Cap 11.2%
Schwab International Equity ETF (a)	100,719	3,175,670

Developed-Market Small-Cap 2.1%
Schwab International Small-Cap Equity ETF (a)	18,399	587,296

Emerging-Market 5.2%
Schwab Emerging Markets Equity ETF (a)	60,028	1,476,689

		5,239,655

Real Assets 9.0%

Commodity 3.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	116,847	844,807

Real Estate 6.0%
Schwab U.S. REIT ETF (a)	55,879	1,690,340

		2,535,147

Fixed Income 37.0%

Agency Bond 2.0%
iShares Agency Bond ETF	5,141	568,338

Corporate Bond 6.5%
iShares Credit Bond ETF	17,223	1,841,139

High Yield Bond 1.3%
SPDR Barclays High Yield Bond ETF	8,951	363,053

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	9,060	478,096

International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF	9,668	558,230

Mortgage-Backed Bond 12.5%
iShares MBS ETF	33,815	3,536,034

Treasury Bond 11.0%
Schwab Intermediate-Term U.S. Treasury ETF (a)	59,772	3,112,328

		10,457,218

Money Market Fund 12.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	3,482,000	3,482,000

Total Other Investment Companies
(Cost $26,710,244)		27,513,757

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 7.3% of net assets

Time Deposits 7.3%
Bank of Tokyo - Mitsubishi UFJ
0.03%, 01/02/14	847,645	847,645
Citibank
0.03%, 01/02/14	847,645	847,645
Skandinaviska Enskilda Banken
0.03%, 01/02/14	363,326	363,326

Total Short-Term Investments
(Cost $2,058,616)		2,058,616

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $28,812,144 and the unrealized appreciation and depreciation were $1,088,294 and ($328,065) respectively, with a net unrealized appreciation of $760,229.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

See financial notes 7

 Schwab VIT Balanced Portfolio

Portfolio Holdings continued

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$27,513,757	$—	$—	$27,513,757
Short-Term Investments[1]	—	2,058,616	—	2,058,616

Total	$27,513,757	$2,058,616	$—	$29,572,373

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

8 See financial notes

 Schwab VIT Balanced Portfolio

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments in affiliated underlying funds, at value (cost $18,624,977)		$19,515,192
Investments in unaffiliated issuers, at value (cost $10,143,883)	+	10,057,181

Total investments, at value (cost $28,768,860)		29,572,373
Receivables:
Investments sold		94,938
Dividends		16,414
Interest		2
Prepaid expenses	+	117

Total assets		29,683,844

Liabilities

Payables:
Investments bought		1,385,445
Investment adviser and administrator fees		1,585
Fund shares redeemed		1,243
Accrued expenses	+	32,297

Total liabilities		1,420,570

Net Assets

Total assets		29,683,844
Total liabilities	−	1,420,570

Net assets		$28,263,274

Net Assets by Source
Capital received from investors		27,277,511
Net investment income not yet distributed		222,567
Net realized capital losses		(40,317)
Net unrealized capital appreciation		803,513

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$28,263,274		2,521,777		$11.21

See financial notes 9

 Schwab VIT Balanced Portfolio

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Dividends received from affiliated underlying funds		$224,626
Dividends received from unaffiliated underlying funds		81,173
Interest	+	142

Total investment income		305,941

Expenses

Investment adviser and administrator fees		64,622
Professional fees		33,690
Transfer agent fees		20,585
Portfolio accounting fees		14,834
Custodian fees		9,906
Independent trustees’ fees		7,251
Shareholder reports		2,319
Other expenses	+	448

Total expenses		153,655
Expense reduction by CSIM	−	70,365

Net expenses	−	83,290

Net investment income		222,651

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from unaffiliated underlying funds		116
Net realized losses on sales of affiliated underlying funds		(26,649)
Net realized losses on sales of unaffiliated underlying funds	+	(13,695)

Net realized losses		(40,228)
Net change in unrealized appreciation on affiliated underlying funds		866,172
Net change in unrealized depreciation on unaffiliated underlying funds	+	(82,027)

Net change in unrealized appreciation	+	784,145

Net realized and unrealized gains		743,917

Increase in net assets resulting from operations		$966,568

10 See financial notes

 Schwab VIT Balanced Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			7/25/12*-12/31/12
Net investment income		$222,651	$18,547
Net realized losses		(40,228)	(89)
Net change in unrealized appreciation	+	784,145	19,368

Increase in net assets from operations		966,568	37,826

Distributions to Shareholders

Distributions from net investment income		($18,631)	$—

Transactions in Fund Shares

		1/1/13-12/31/13		7/25/12*-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,473,872	$26,880,610	231,403	$2,391,357
Shares reinvested		1,730	18,306	—	—
Shares redeemed	+	(184,414)	(2,004,307)	(814)	(8,455)

Net transactions in fund shares		2,291,188	$24,894,609	230,589	$2,382,902

Shares Outstanding and Net Assets

		1/1/13-12/31/13		7/25/12*-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		230,589	$2,420,728	—	$—
Total increase	+	2,291,188	25,842,546	230,589	2,420,728

End of period		2,521,777	$28,263,274	230,589	$2,420,728

Net investment income not yet distributed			$222,567		$18,547

*	Commencement of operations.

See financial notes 11

 Schwab VIT Balanced Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab VIT Balanced Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated exchange traded funds (“ETFs”), the Schwab ETFs, and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2013, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

12

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

 13

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

14

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an underlying fund’s investment would be adversely affected.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

 15

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT

16

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund

 17

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund (“expense limitation”) to 0.58%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2013, the Schwab VIT Balanced Portfolio’s ownership percentages of other related funds’ shares are:

Schwab U.S. Large-Cap ETF	0.2%
Schwab U.S. Small-Cap ETF	0.1%
Schwab International Equity ETF	0.2%
Schwab International Small-Cap Equity ETF	0.2%
Schwab Emerging Markets Equity ETF	0.2%
Schwab U.S. REIT ETF	0.3%
Schwab U.S. TIPS ETF	0.1%
Schwab Intermediate-Term U.S. Treasury ETF	1.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.05%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2013.

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/13 to	01/01/13 to
Underlying Funds	at 12/31/12	Purchases	Sales	at 12/31/13	12/31/13	12/31/13	12/31/13

Schwab U.S. Large-Cap ETF	10,712	104,189	(15,439)	99,462	$4,384,285	($2,520)	$49,411
Schwab U.S. Small-Cap ETF	2,592	23,010	(4,107)	21,495	1,128,488	($1,850)	8,970
Schwab International Equity ETF	10,052	101,963	(11,296)	100,719	3,175,670	(4,016)	65,996
Schwab International Small-Cap Equity ETF	1,830	19,564	(2,995)	18,399	587,296	(839)	15,686
Schwab Emerging Markets Equity ETF	4,748	61,794	(6,514)	60,028	1,476,689	(8,250)	34,564
Schwab U.S. REIT ETF	4,823	54,043	(2,987)	55,879	1,690,340	(4,078)	27,977
Schwab U.S. TIPS ETF	816	8,751	(507)	9,060	478,096	(1,081)	1,869
Schwab Intermediate-Term U.S. Treasury ETF	5,203	58,607	(4,038)	59,772	3,112,328	(4,015)	19,521
Schwab Value Advantage Money Fund, Institutional Prime Shares	302,000	3,490,000	(310,000)	3,482,000	3,482,000	—	632

Total					$19,515,192	($26,649)	$224,626

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

18

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$26,945,151	$2,530,147

8. Federal Income Taxes:

As of December 31, 2013, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$225,431
Undistributed long-term capital gains	103
Unrealized appreciation on investments	1,088,294
Unrealized depreciation on investments	(328,065)
Other unrealized appreciation (depreciation)	—

Net unrealized appreciation (depreciation)	$760,229

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and had capital losses utilized in the amount of $30.

 19

 Schwab VIT Balanced Portfolio

Financial Notes (continued)

8. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$18,631
Long-term capital gains	—
Return of capital	—

Prior period distributions
Ordinary income	$—
Long-term capital gains	—
Return of capital	—

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, no such reclassifications were required.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Balanced Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Balanced Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2013 by correspondence with the custodian, brokers and the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2014

 21

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

22

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 23

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

24

Glossary

Barclays Global Treasury ex-U.S. Index An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.

Barclays High Yield Very Liquid Index An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.

Barclays U.S. Aggregate: Agencies Index An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

VIT Balanced Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 15% Dow Jones U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Barclays U.S. TIPS Index, 12% Barclays 3 − 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 6% Barclays U.S. Credit Index, 13% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 2% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 15% Barclays U.S. Treasury Bills: 1 − 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

 25

Notes

Schwab VIT Balanced with Growth Portfolio

Annual report dated December 31, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the 12-month reporting period ended December 31, 2013, U.S. stocks generated some of their best calendar-year performances in more than a decade, while stocks in developed international markets performed well, and bond returns were mostly negative. In addition, money market securities continued to help preserve investor capital, while facing another period of low yields.

Stocks in U.S. and developed international markets outperformed emerging market stocks. The backdrop for these performances included efforts by many central banks around the world to stimulate economic growth by keeping interest rates low. Unlike many developed markets, emerging markets generally faced limited growth prospects and relatively high inflation, reducing returns. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 33.5%, while the MSCI EAFE Index (Net)—broadly reflecting developed stock markets outside the U.S.—returned 22.8%, and the MSCI Emerging Markets Index (Net) returned −2.6%. The depreciation of many foreign currencies versus the U.S. dollar played a role in these performances.

U.S. bonds generally outperformed international bonds in U.S. dollar terms, although both produced negative total returns. With modest improvements in the U.S. economy, the Federal Reserve announced plans to begin “tapering” some of its stimulative policies in 2014, and bond yields rose in anticipation of this policy shift. Reflecting this environment, the Barclays U.S. Aggregate Bond index returned −2.0%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned −4.6%.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/2013

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

32.39%	S&P 500® Index: measures U.S. large-cap stocks

38.82%	Russell 2000® Index: measures U.S. small-cap stocks

22.78%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.02%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.05%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab VIT Balanced with Growth Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Balanced with Growth Portfolio

Schwab VIT Balanced with Growth Portfolio

The Schwab VIT Balanced with Growth Portfolio (the portfolio) seeks to provide long-term capital appreciation and income. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.

The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The portfolio may also invest in Schwab and Laudus Funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Balanced with Growth Composite Index (the composite index) as a performance gauge. The composite index is comprised of 61% equity, 30% fixed income, 5% cash, and 4% commodities.

For the 12 months ended December 31, 2013, the portfolio returned 10.79%. The Dow Jones U.S. Stock Market Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 33.5% and –2.0%, respectively. The composite index, described above, returned 11.97%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the portfolio that are not incurred by the index.

Market Highlights. Stocks enjoyed strong gains during the 12-month reporting period, buoyed by some signs of economic improvement in various parts of the globe combined with low interest rates. U.S. large-cap stocks performed well, but U.S. small-caps fared even better, with the Russell 2000 Index returning 38.8%. Among U.S. large-cap strategies, value and growth performed similarly, but among U.S. small-caps, growth solidly outperformed value. Internationally, developed markets were also quite strong, with the MSCI EAFE Index (Net) returning 22.8%. Emerging markets, however, struggled, with the MSCI Emerging Markets Index (Net) returning –2.6%. The U.S. bond market was also weak. Among bonds, Treasury Inflation-Protected Securities (TIPS) struggled the most, with the Barclays U.S. TIPS Index returning –8.6%. Yields on Treasuries rose overall in 2013, with the yield on the 10-year Treasury reaching 3% for the first time since mid-2011.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

During the reporting period, the portfolio’s equity exposures were significant contributors to total return, across both U.S. and international equities. The portfolio’s three U.S. equity holdings—the Schwab U.S. Large-Cap ETF, the Schwab U.S. Small-Cap ETF, and the iShares Micro-Cap ETF—all posted strong gains, with returns of more than 30%. Two of the portfolio’s three international equity positions—the Schwab International Small-Cap Equity ETF and the Schwab International Equity ETF—performed well, returning 21.9% and 20.0%, respectively, and boosting the portfolio’s total return. The Schwab Emerging Markets Equity ETF, however, returned –3.8% and detracted from total return. Fixed income holdings also detracted, with the exception of the SPDR Barclays High Yield Bond ETF, which returned 5.9%. With commodities particularly weak for the reporting period, the portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Class I, fell 10.0%, also detracting from total return.

As of 12/31/13:

 Statistics

Number of Holdings	18
Portfolio Turnover Rate	14%

 Asset Class Weightings % of Investments1

Stocks – U.S.	29.0%
Stocks – International	26.1%
Real Assets	9.8%
Fixed Income	28.5%
Money Market Fund	2.8%
Short-Term Investments	3.8%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab U.S. Large-Cap ETF	22.5%
Schwab International Equity ETF	17.3%
iShares MBS ETF	10.4%
Schwab Intermediate-Term U.S. Treasury ETF	8.0%
Schwab Emerging Markets Equity ETF	6.2%
Schwab U.S. Small-Cap ETF	6.0%
Schwab U.S. REIT ETF	5.9%
iShares Credit Bond ETF	4.5%
Credit Suisse Commodity Return Strategy Fund, Class I	4.0%
Schwab International Small-Cap Equity ETF	3.1%
Total	87.9%

Management views and portfolio holdings may have changed since the report date.

[1]	The portfolio intends to primarily invest in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Balanced with Growth Portfolio 3

 Schwab VIT Balanced with Growth Portfolio

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 25, 2012 – December 31, 2013
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	Since Inception

Portfolio: Schwab VIT Balanced with Growth Portfolio (07/25/12)	10.79%	12.63%
VIT Balanced with Growth Composite Index	11.97%	13.68%
S&P 500® Index	32.39%	27.99%
Barclays U.S. Aggregate Bond Index	-2.02%	-1.19%
Fund Category: Morningstar Moderate Allocation	16.48%	17.27%

Portfolio Expense Ratios3: Net 0.74%; Gross 3.63%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.16%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab VIT Balanced with Growth Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab VIT Balanced with Growth Portfolio
Actual Return	0.58%	$1,000.00	$1,087.10	$3.05
Hypothetical 5% Return	0.58%	$1,000.00	$1,022.28	$2.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab VIT Balanced with Growth Portfolio 5

Schwab VIT Balanced with Growth Portfolio

Financial Statements

Financial Highlights

	1/1/13–	7/25/12[1]–
	12/31/13	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	10.71	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.23 [2]	0.09
Net realized and unrealized gains (losses)	0.93	0.62

Total from investment operations	1.16	0.71
Less distributions:
Distributions from net investment income	(0.01)	—

Net asset value at end of period	11.86	10.71

Total return (%)	10.79	7.10	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	0.58	0.58	[5]
Gross operating expenses[4]	0.75	16.10	[5]
Net investment income (loss)	2.07	4.80	[5]
Portfolio turnover rate	14	1	[3]
Net assets, end of period ($ x 1,000,000)	70	2

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.

6 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Other Investment Companies	65,113,944	68,091,648
3.9%	Short-Term Investments	2,716,341	2,716,341

101.6%	Total Investments	67,830,285	70,807,989
(1.6%)	Other Assets and Liabilities, Net		(1,114,374)

100.0%	Net Assets		69,693,615

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

U.S. Stocks 29.5%

Large-Cap 22.5%
Schwab U.S. Large-Cap ETF (a)	355,558	15,672,996

Micro-Cap 1.0%
iShares Micro-Cap ETF	9,235	694,656

Small-Cap 6.0%
Schwab U.S. Small-Cap ETF (a)	79,506	4,174,065

		20,541,717

International Stocks 26.6%

Developed-Market Large-Cap 17.3%
Schwab International Equity ETF (a)	381,064	12,014,948

Developed-Market Small-Cap 3.1%
Schwab International Small-Cap Equity ETF (a)	67,676	2,160,218

Emerging-Market 6.2%
Schwab Emerging Markets Equity ETF (a)	175,928	4,327,829

		18,502,995

Real Assets 9.9%

Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	383,525	2,772,885

Real Estate 5.9%
Schwab U.S. REIT ETF (a)	137,375	4,155,594

		6,928,479

Fixed Income 28.9%

Agency Bond 2.0%
iShares Agency Bond ETF	12,498	1,381,654

Corporate Bond 4.5%
iShares Credit Bond ETF	29,294	3,131,529

High Yield Bond 1.3%
SPDR Barclays High Yield Bond ETF	22,350	906,516

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	22,342	1,178,987

International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF	12,007	693,284

Mortgage-Backed Bond 10.4%
iShares MBS ETF	69,741	7,292,817

Treasury Bond 8.0%
Schwab Intermediate-Term U.S. Treasury ETF (a)	106,773	5,559,670

		20,144,457

Money Market Fund 2.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	1,974,000	1,974,000

Total Other Investment Companies
(Cost $65,113,944)		68,091,648

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.9% of net assets

Time Deposits 3.9%
Australia & New Zealand Banking Group Ltd.
0.03%, 01/02/14	633,772	633,772
National Australia Bank
0.03%, 01/02/14	2,082,569	2,082,569

Total Short-Term Investments
(Cost $2,716,341)		2,716,341

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $67,934,984 and the unrealized appreciation and depreciation were $3,570,513 and ($697,508) respectively, with a net unrealized appreciation of $2,873,005.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

See financial notes 7

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$68,091,648	$—	$—	$68,091,648
Short-Term Investments[1]	—	2,716,341	—	2,716,341

Total	$68,091,648	$2,716,341	$—	$70,807,989

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

8 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments in affiliated underlying funds, at value (cost $48,095,586)		$51,218,307
Investments in unaffiliated issuers, at value (cost $19,734,699)	+	19,589,682

Total investments, at value (cost $67,830,285)		70,807,989
Receivables:
Investments sold		129,868
Fund shares sold		190,658
Dividends		32,002
Interest		2
Prepaid expenses	+	238

Total assets		71,160,757

Liabilities

Payables:
Investments bought		1,431,124
Investment adviser and administrator fees		3,397
Fund shares redeemed		54
Accrued expenses	+	32,567

Total liabilities		1,467,142

Net Assets

Total assets		71,160,757
Total liabilities	−	1,467,142

Net assets		$69,693,615

Net Assets by Source
Capital received from investors		66,135,782
Net investment income not yet distributed		672,287
Net realized capital losses		(92,158)
Net unrealized capital appreciation		2,977,704

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$69,693,615		5,877,012		$11.86

See financial notes 9

 Schwab VIT Balanced with Growth Portfolio

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Dividends received from affiliated underlying funds		$713,521
Dividends received from unaffiliated underlying funds		146,696
Interest	+	393

Total investment income		860,610

Expenses

Investment adviser and administrator fees		146,100
Professional fees		36,511
Transfer agent fees		20,458
Portfolio accounting fees		15,130
Custodian fees		13,601
Independent trustees’ fees		8,087
Shareholder reports		2,170
Other expenses	+	593

Total expenses		242,650
Expense reduction by CSIM	−	54,343

Net expenses	−	188,307

Net investment income		672,303

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from unaffiliated underlying funds		149
Net realized losses on sales of affiliated underlying funds		(60,769)
Net realized losses on sales of unaffiliated underlying funds	+	(31,514)

Net realized losses		(92,134)
Net change in unrealized appreciation on affiliated underlying funds		3,095,779
Net change in unrealized depreciation on unaffiliated underlying funds	+	(142,585)

Net change in unrealized appreciation	+	2,953,194

Net realized and unrealized gains		2,861,060

Increase in net assets resulting from operations		$3,533,363

10 See financial notes

 Schwab VIT Balanced with Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			7/25/12*-12/31/12
Net investment income		$672,303	$14,263
Net realized gains (losses)		(92,134)	299
Net change in unrealized appreciation	+	2,953,194	24,510

Increase in net assets from operations		3,533,363	39,072

Distributions to Shareholders

Distributions from net investment income		($14,602)	$—

Transactions in Fund Shares

		1/1/13-12/31/13		7/25/12*-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,037,874	$68,100,595	154,505	$1,616,206
Shares reinvested		1,327	14,477	—	—
Shares redeemed	+	(316,241)	(3,590,732)	(453)	(4,764)

Net transactions in fund shares		5,722,960	$64,524,340	154,052	$1,611,442

Shares Outstanding and Net Assets

		1/1/13-12/31/13		7/25/12*-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		154,052	$1,650,514	—	$—
Total increase	+	5,722,960	68,043,101	154,052	1,650,514

End of period		5,877,012	$69,693,615	154,052	$1,650,514

Net investment income not yet distributed			$672,287		$14,263

*	Commencement of operations.

See financial notes 11

 Schwab VIT Balanced with Growth Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab VIT Balanced with Growth Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated exchange traded funds (“ETFs”), the Schwab ETFs, and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2013, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

12

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

 13

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

14

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an underlying fund’s investment would be adversely affected.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

 15

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT

16

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund

 17

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund (“expense limitation”) to 0.58%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2013, the Schwab VIT Balanced with Growth Portfolio’s ownership percentages of other related funds’ shares are:

Schwab U.S. Large-Cap ETF	0.7%
Schwab U.S. Small-Cap ETF	0.2%
Schwab International Equity ETF	0.6%
Schwab International Small-Cap Equity ETF	0.6%
Schwab Emerging Markets Equity ETF	0.5%
Schwab U.S. REIT ETF	0.7%
Schwab U.S. TIPS ETF	0.3%
Schwab Intermediate-Term U.S. Treasury ETF	2.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.05%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2013.

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/13 to	01/01/13 to
Underlying Funds	at 12/31/12	Purchases	Sales	at 12/31/13	12/31/13	12/31/13	12/31/13

Schwab U.S. Large-Cap ETF	10,667	377,487	(32,596)	355,558	$15,672,996	($10,217)	$162,981
Schwab U.S. Small-Cap ETF	2,635	85,512	(8,641)	79,506	4,174,065	(3,906)	30,534
Schwab International Equity ETF	10,489	391,235	(20,660)	381,064	12,014,948	(7,340)	254,998
Schwab International Small-Cap Equity ETF	1,839	71,527	(5,690)	67,676	2,160,218	(1,935)	58,503
Schwab Emerging Markets Equity ETF	3,866	186,078	(14,016)	175,928	4,327,829	(6,619)	103,597
Schwab U.S. REIT ETF	3,241	140,292	(6,158)	137,375	4,155,594	(17,874)	65,083
Schwab U.S. TIPS ETF	549	22,792	(999)	22,342	1,178,987	(3,286)	4,260
Schwab Intermediate-Term U.S. Treasury ETF	2,602	110,723	(6,552)	106,773	5,559,670	(9,592)	33,277
Schwab Value Advantage Money Fund, Institutional Prime Shares	44,000	2,130,000	(200,000)	1,974,000	1,974,000	—	288

Total					$51,218,307	($60,769)	$713,521

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

18

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$68,181,812	$4,554,288

8. Federal Income Taxes:

As of December 31, 2013, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$684,696
Undistributed long-term capital gains	132
Unrealized appreciation on investments	3,570,513
Unrealized depreciation on investments	(697,508)
Other unrealized appreciation (depreciation)	—

Net unrealized appreciation (depreciation)	$2,873,005

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and no capital losses utilized.

 19

 Schwab VIT Balanced with Growth Portfolio

Financial Notes (continued)

8. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$14,602
Long-term capital gains	—
Return of capital	—

Prior period distributions
Ordinary income	$—
Long-term capital gains	—
Return of capital	—

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	323
Net realized capital gains (losses)	(323)

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Balanced with Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Balanced with Growth Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2013 by correspondence with the custodian, brokers and the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2014

 21

Other Federal Tax Information (unaudited)

For corporate shareholders, 0.53% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2013, qualify for the corporate dividends received deduction.

22

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 23

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

24

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 25

Glossary

Barclays Global Treasury ex-U.S. Index An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.

Barclays High Yield Very Liquid Index An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.

Barclays U.S. Aggregate: Agencies Index An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

VIT Balanced with Growth Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Barclays U.S. TIPS Index, 9% Barclays 3 − 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 4% Barclays U.S. Credit Index, 11% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 1% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 5% Barclays U.S. Treasury Bill: 1 − 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

26

Schwab VIT Growth Portfolio

Annual report dated December 31, 2013

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment

For the 12-month reporting period ended December 31, 2013, U.S. stocks generated some of their best calendar-year performances in more than a decade, while stocks in developed international markets performed well, and bond returns were mostly negative. In addition, money market securities continued to help preserve investor capital, while facing another period of low yields.

Stocks in U.S. and developed international markets outperformed emerging market stocks. The backdrop for these performances included efforts by many central banks around the world to stimulate economic growth by keeping interest rates low. Unlike many developed markets, emerging markets generally faced limited growth prospects and relatively high inflation, reducing returns. Reflecting this environment, the Dow Jones U.S. Total Stock Market Index returned 33.5%, while the MSCI EAFE Index (Net)—broadly reflecting developed stock markets outside the U.S.—returned 22.8%, and the MSCI Emerging Markets Index (Net) returned −2.6%. The depreciation of many foreign currencies versus the U.S. dollar played a role in these performances.

U.S. bonds generally outperformed international bonds in U.S. dollar terms, although both produced negative total returns. With modest improvements in the U.S. economy, the Federal Reserve announced plans to begin “tapering” some of its stimulative policies in 2014, and bond yields rose in anticipation of this policy shift. Reflecting this environment, the Barclays U.S. Aggregate Bond index returned −2.0%, and the Citigroup Non-U.S. Dollar World Government Bond Index returned −4.6%.

 Asset Class Performance Comparison % returns during the 12 months ended 12/31/2013

This graph compares the performance of various asset classes. Final performance figures for the period are in the key below.

32.39%	S&P 500® Index: measures U.S. large-cap stocks

38.82%	Russell 2000® Index: measures U.S. small-cap stocks

22.78%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

−2.02%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.05%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab VIT Growth Portfolio 1

Portfolio Management

Zifan Tang, CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

2 Schwab VIT Growth Portfolio

Schwab VIT Growth Portfolio

The Schwab VIT Growth Portfolio (the portfolio) seeks to provide long-term capital appreciation. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.

The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The portfolio may also invest in Schwab and Laudus Funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Growth Composite Index (the composite index) as a performance gauge. The composite index is comprised of 78% equity, 13% fixed income, 5% cash, and 4% commodities.

For the 12 months ended December 31, 2013, the portfolio returned 15.56%. The Dow Jones U.S. Total Stock Market Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 33.5% and –2.0%, respectively. The composite index, described above, returned 16.59%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the portfolio that are not incurred by the index.

Market Highlights. Stocks enjoyed strong gains during the 12-month reporting period, buoyed by some signs of economic improvement in various parts of the globe combined with low interest rates. U.S. large-cap stocks performed well, but U.S. small-caps fared even better, with the Russell 2000 Index returning 38.8%. Among U.S. large-cap strategies, value and growth performed similarly, but among U.S. small-caps, growth solidly outperformed value. Internationally, developed markets were also quite strong, with the MSCI EAFE Index (Net) returning 22.8%. Emerging markets, however, struggled, with the MSCI Emerging Markets Index (Net) returning –2.6%. The U.S. bond market was also weak. Among bonds, Treasury Inflation-Protected Securities (TIPS) struggled the most, with the Barclays U.S. TIPS Index returning –8.6%. Yields on Treasuries rose overall in 2013, with the yield on the 10-year Treasury reaching 3% for the first time since mid-2011.

Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.

During the reporting period, the portfolio’s equity exposures were significant contributors to total return, across both U.S. and international equities. The portfolio’s three U.S. equity holdings—the Schwab U.S. Large-Cap ETF, the Schwab U.S. Small-Cap ETF, and the iShares Micro-Cap ETF—all posted strong gains, with returns of more than 30%. Two of the portfolio’s three international equity positions—the Schwab International Small-Cap Equity ETF and the Schwab International Equity ETF—performed well, returning 21.9% and 20.0%, respectively, and boosting the portfolio’s total return. The Schwab Emerging Markets Equity ETF, however, returned –3.8% and detracted from total return. Fixed income holdings also detracted, with the exception of the SPDR Barclays High Yield Bond ETF, which returned 5.9% (this position was liquidated before the end of the reporting period). With commodities particularly weak for the reporting period, the portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Class I, fell 10.0%, also detracting from total return.

As of 12/31/13:

 Statistics

Number of Holdings	15
Portfolio Turnover Rate	9%

 Asset Class Weightings % of Investments1

Stocks – U.S.	37.6%
Stocks – International	33.7%
Real Assets	9.7%
Fixed Income	11.6%
Money Market Fund	2.8%
Short-Term Investments	4.6%
Total	100.0%

 Top Holdings % of Net Assets2,3

Schwab U.S. Large-Cap ETF	29.5%
Schwab International Equity ETF	21.2%
Schwab Emerging Markets Equity ETF	8.3%
Schwab U.S. Small-Cap ETF	7.0%
Schwab U.S. REIT ETF	5.9%
Schwab International Small-Cap Equity ETF	5.1%
iShares MBS ETF	4.4%
Schwab Intermediate-Term U.S. Treasury ETF	4.2%
Credit Suisse Commodity Return Strategy Fund, Class I	4.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares	2.8%
Total	92.4%

Management views and portfolio holdings may have changed since the report date.

[1]	The portfolio intends to primarily invest in affiliated exchange traded funds (ETFs), the Schwab ETFs, and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.

Schwab VIT Growth Portfolio 3

 Schwab VIT Growth Portfolio

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

July 25, 2012 – December 31, 2013
Performance of Hypothetical
$10,000 Investment2

 Average Annual Total Returns1,2

Portfolio and inception Date	1 Year	Since Inception

Portfolio: Schwab VIT Growth Portfolio (07/25/12)	15.56%	17.78%
VIT Growth Composite Index	16.59%	18.47%
S&P 500® Index	32.39%	27.99%
Barclays U.S. Aggregate Bond Index	-2.02%	-1.19%
Fund Category: Morningstar Aggressive Allocation	21.31%	21.55%

Portfolio Expense Ratios3: Net 0.71%; Gross 11.00%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The components that make up the composite index may vary over time. For index definitions, please see the Glossary.

[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.13%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

4 Schwab VIT Growth Portfolio

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab VIT Growth Portfolio
Actual Return	0.58%	$1,000.00	$1,114.50	$3.09
Hypothetical 5% Return	0.58%	$1,000.00	$1,022.28	$2.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab VIT Growth Portfolio 5

Schwab VIT Growth Portfolio

Financial Statements

Financial Highlights

	1/1/13–	7/25/12[1]–
	12/31/13	12/31/12

Per-Share Data ($)

Net asset value at beginning of period	10.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.33 [2]	0.13
Net realized and unrealized gains (losses)	1.37	0.82

Total from investment operations	1.70	0.95
Less distributions:
Distributions from net investment income	(0.00)[3]	—

Net asset value at end of period	12.65	10.95

Total return (%)	15.56	9.50	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[5]	0.58	0.59	[6,7]
Gross operating expenses[5]	0.77	26.08	[6]
Net investment income (loss)	2.72	3.96	[6]
Portfolio turnover rate	9	29	[4]
Net assets, end of period ($ x 1,000,000)	77	1

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Per-share amount was less than $0.01.
4 Not annualized.
5 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6 Annualized.
7 The ratio of net operating expenses would have been 0.58%, if interest expense had not been incurred.

6 See financial notes

 Schwab VIT Growth Portfolio

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Other Investment Companies	70,835,866	74,751,820
4.7%	Short-Term Investments	3,593,136	3,593,136

102.4%	Total Investments	74,429,002	78,344,956
(2.4%)	Other Assets and Liabilities, Net		(1,837,051)

100.0%	Net Assets		76,507,905

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

U.S. Stocks 38.5%

Large-Cap 29.5%
Schwab U.S. Large-Cap ETF (a)	512,021	22,569,886

Micro-Cap 2.0%
iShares Micro-Cap ETF	20,313	1,527,944

Small-Cap 7.0%
Schwab U.S. Small-Cap ETF (a)	101,699	5,339,197

		29,437,027

International Stocks 34.6%

Developed-Market Large-Cap 21.2%
Schwab International Equity ETF (a)	515,008	16,238,202

Developed-Market Small-Cap 5.1%
Schwab International Small-Cap Equity ETF (a)	122,392	3,906,753

Emerging-Market 8.3%
Schwab Emerging Markets Equity ETF (a)	256,221	6,303,036

		26,447,991

Real Assets 9.9%

Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	417,542	3,018,830

Real Estate 5.9%
Schwab U.S. REIT ETF (a)	150,302	4,546,635

		7,565,465

Fixed Income 11.9%

Corporate Bond 2.6%
iShares Credit Bond ETF	18,497	1,977,329

Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF (a)	10,065	531,130

Mortgage-Backed Bond 4.4%
iShares MBS ETF	32,715	3,421,008

Treasury Bond 4.2%
Schwab Intermediate-Term U.S. Treasury ETF (a)	61,338	3,193,870

		9,123,337

Money Market Fund 2.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.02% (a)(b)	2,178,000	2,178,000

Total Other Investment Companies
(Cost $70,835,866)		74,751,820

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.7% of net assets

Time Deposits 4.7%
Bank of Tokyo-Mitsubishi UFJ
0.03%, 01/02/14	2,234,244	2,234,244
Citibank
0.03%, 01/02/14	1,358,892	1,358,892

Total Short-Term Investments
(Cost $3,593,136)		3,593,136

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $74,506,429 and the unrealized appreciation and depreciation were $4,244,805 and ($406,278), respectively, with a net unrealized appreciation of $3,838,527.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

See financial notes 7

 Schwab VIT Growth Portfolio

Portfolio Holdings continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2013 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$74,751,820	$—	$—	$74,751,820
Short-Term Investments[1]	—	3,593,136	—	3,593,136

Total	$74,751,820	$3,593,136	$—	$78,344,956

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013.

8 See financial notes

 Schwab VIT Growth Portfolio

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments in affiliated underlying funds, at value (cost $60,986,456)		$64,806,709
Investments in unaffiliated issuers, at value (cost $13,442,546)	+	13,538,247

Total investments, at value (cost $74,429,002)		78,344,956
Receivables:
Fund shares sold		1,863,568
Dividends		16,833
Interest		3
Prepaid expenses	+	154

Total assets		80,225,514

Liabilities

Payables:
Investments bought		3,681,551
Investment adviser and administrator fees		3,705
Fund shares redeemed		66
Accrued expenses	+	32,287

Total liabilities		3,717,609

Net Assets

Total assets		80,225,514
Total liabilities	−	3,717,609

Net assets		$76,507,905

Net Assets by Source
Capital received from investors		71,883,928
Net investment income not yet distributed		780,275
Net realized capital losses		(72,252)
Net unrealized capital appreciation		3,915,954

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$76,507,905		6,048,146		$12.65

See financial notes 9

 Schwab VIT Growth Portfolio

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Dividends received from affiliated underlying funds		$890,048
Dividends received from unaffiliated underlying funds		56,138
Interest	+	428

Total investment income		946,614

Expenses

Investment adviser and administrator fees		128,974
Professional fees		35,772
Transfer agent fees		20,434
Portfolio accounting fees		14,969
Custodian fees		10,805
Independent trustees’ fees		7,627
Shareholder reports		2,170
Other expenses	+	499

Total expenses		221,250
Expense reduction by CSIM	−	55,017

Net expenses	−	166,233

Net investment income		780,381

Realized and Unrealized Gains (Losses)

Net realized losses on sales of affiliated underlying funds		(57,913)
Net realized losses on sales of unaffiliated underlying funds	+	(12,929)

Net realized losses		(70,842)
Net change in unrealized appreciation on affiliated underlying funds		3,794,795
Net change in unrealized appreciation on unaffiliated underlying funds	+	96,017

Net change in unrealized appreciation	+	3,890,812

Net realized and unrealized gains		3,819,970

Increase in net assets resulting from operations		$4,600,351

10 See financial notes

 Schwab VIT Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			7/25/12*-12/31/12
Net investment income		$780,381	$7,145
Net realized losses		(70,842)	(1,363)
Net change in unrealized appreciation	+	3,890,812	25,142

Increase in net assets from operations		4,600,351	30,924

Distributions to Shareholders

Distributions from net investment income		($7,298)	$—

Transactions in Fund Shares

		1/1/13-12/31/13		7/25/12*-12/31/12
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,160,749	$73,353,144	63,836	$664,023
Shares reinvested		634	7,200	—	—
Shares redeemed	+	(167,721)	(2,042,197)	(9,352)	(98,242)

Net transactions in fund shares		5,993,662	$71,318,147	54,484	$565,781

Shares Outstanding and Net Assets

		1/1/13-12/31/13		7/25/12*-12/31/12
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		54,484	$596,705	—	$—
Total increase	+	5,993,662	75,911,200	54,484	596,705

End of period		6,048,146	$76,507,905	54,484	$596,705

Net investment income not yet distributed			$780,275		$7,145

*	Commencement of operations.

See financial notes 11

 Schwab VIT Growth Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab VIT Growth Portfolio (the “fund”) is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated exchange traded funds (“ETFs”), the Schwab ETFs, and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus Funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity or fixed income securities and money market investments to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests.

The fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”) which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2013, 100% of the fund’s shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

12

 Schwab VIT Growth Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

 13

 Schwab VIT Growth Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

14

 Schwab VIT Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

ETFs Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund’s investment allocation in the underlying funds and the underlying funds’ asset allocation.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. An underlying fund’s investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries and, at times, it may be difficult to value such investments.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an underlying fund’s investment would be adversely affected.

•	Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

 15

 Schwab VIT Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

•	Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer’s ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

•	Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. The underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

•	Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

•	U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•	Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•	Real Estate Investment Trust (REIT) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT

16

 Schwab VIT Growth Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

under federal tax law may have adverse consequences for the underlying fund. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.

•	Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.45% of the fund’s average daily net assets.

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund

 17

 Schwab VIT Growth Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund (“expense limitation”) to 0.58%.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2013, the Schwab VIT Growth Portfolio’s ownership percentages of other related funds’ shares are:

Schwab U.S. Large-Cap ETF	1.0%
Schwab U.S. Small-Cap ETF	0.3%
Schwab International Equity ETF	0.8%
Schwab International Small-Cap Equity ETF	1.1%
Schwab Emerging Markets Equity ETF	0.7%
Schwab U.S. REIT ETF	0.8%
Schwab U.S. TIPS ETF	0.1%
Schwab Intermediate-Term U.S. Treasury ETF	1.3%
Schwab Value Advantage Money Fund, Institutional Prime Shares	0.0%	*

*	Less than 0.05%

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2013.

						Realized	Distributions
	Balance of			Balance of	Market	Gains (Losses)	Received*
	Shares Held	Gross	Gross	Shares Held	Value at	01/01/13 to	01/01/13 to
Underlying Funds	at 12/31/12	Purchases	Sales	at 12/31/13	12/31/13	12/31/13	12/31/13

Schwab U.S. Large-Cap ETF	5,078	530,411	(23,468)	512,021	$22,569,886	($10,475)	$196,681
Schwab U.S. Small-Cap ETF	1,115	107,769	(7,185)	101,699	5,339,197	($3,866)	32,593
Schwab International Equity ETF	4,647	525,942	(15,581)	515,008	16,238,202	(12,238)	333,184
Schwab International Small-Cap Equity ETF	1,117	125,603	(4,328)	122,392	3,906,753	(2,633)	102,087
Schwab Emerging Markets Equity ETF	1,847	261,516	(7,142)	256,221	6,303,036	(10,007)	145,468
Schwab U.S. REIT ETF	1,140	152,805	(3,643)	150,302	4,546,635	(13,922)	62,305
Schwab U.S. TIPS ETF	93	10,275	(303)	10,065	531,130	(1,590)	1,625
Schwab Intermediate-Term U.S. Treasury ETF	489	62,489	(1,640)	61,338	3,193,870	(3,182)	15,875
Schwab Value Advantage Money Fund, Institutional Prime Shares	15,000	2,163,000	—	2,178,000	2,178,000	—	230

Total					$64,806,709	($57,913)	$890,048

*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

18

 Schwab VIT Growth Portfolio

Financial Notes (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2013, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$73,009,180	$2,654,758

8. Federal Income Taxes:

As of December 31, 2013, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$785,450
Undistributed long-term capital gains	—
Unrealized appreciation on investments	4,244,805
Unrealized depreciation on investments	(406,278)
Other unrealized appreciation (depreciation)	—

Net unrealized appreciation (depreciation)	$3,838,527

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and no capital losses utilized.

 19

 Schwab VIT Growth Portfolio

Financial Notes (continued)

8. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$7,298
Long-term capital gains	—
Return of capital	—

Prior period distributions
Ordinary income	$—
Long-term capital gains	—
Return of capital	—

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, capital losses related to wash sales and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, the fund made the following reclassifications:

Capital shares	$—
Undistributed net investment income	47
Net realized capital gains (losses)	(47)

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab VIT Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Growth Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2013 by correspondence with the custodian, brokers and the transfer agent of the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2014

 21

Other Federal Tax Information (unaudited)

For corporate shareholders, 0.37% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2013, qualify for the corporate dividends received deduction.

22

Trustees and Officers

The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 23

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

24

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Annuity Portfolios since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 25

Glossary

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. Credit Index An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays 3 − 10 Year U.S. Treasury Bond Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.

Barclays U.S. Treasury Bills: 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

Citigroup Non-U.S. Dollar World Government Bond Index An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.

Dow Jones-UBS Commodity Index A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.

Dow Jones U.S. Large-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.

Dow Jones U.S. Total Stock Market Index An index that measures all U.S. equity securities with readily available prices.

FTSE Developed ex US Index An index that comprises large and mid cap stocks providing coverage of developed markets (23 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

FTSE Developed Small Cap ex-US Liquid Index An index that comprises small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million.

FTSE Emerging Index An index that is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures: dividends, cash flows, sales and book value.

MSCI EAFE Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell Microcap Index An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

VIT Growth Composite Index A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Barclays U.S. TIPS Index, 5% Barclays 3 − 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Credit Index, 5% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 5% Barclays U.S. Treasury Bills: 1 − 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

26

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that Mariann Byerwalter, William Hasler and Kiran Patel, each currently serving on its audit committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Ms. Byerwalter, Mr. Hasler and Mr. Patel as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
     Audit Fees
     2013: $171,084     2012: $133,538
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2013: $10,361     2012: $10,361

Nature of these services:	tax provision review.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2013: $14,132     2012: $14,132

Nature of these services:	preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:
2013: $1,974     2012: $1,071

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)	(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2013: $26,467     2012: $25,564
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	February 12, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	February 12, 2014

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	February 12, 2014